United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21904
(Investment Company Act File Number)

Federated Hermes MDT Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-07-31

Date of Reporting Period: 2026-07-31

Item 1.	Reports to Stockholders

Federated Hermes MDT Large Cap Growth Fund

Class A Shares | QALGX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$105	1.00%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Discretionary and Industrials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Lam Research Corporation, as well as an underweight position in Microsoft Corporation.

Top Detractors from Performance

  Poor stock selection among companies with improving earnings-to-price ratios and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples and Communication Services detracted from performance.

  Top individual Fund holdings that detracted from performance included an overweight position in Adobe Inc., as well as underweight positions in Apple Inc., and Eli Lilly and Company.

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class A Shares with sales load	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category Average
7/31/2016	$9,452	$10,000	$10,000	$10,000
7/31/2017	$10,933	$11,614	$11,805	$11,744
7/31/2018	$13,926	$13,517	$14,502	$14,124
7/31/2019	$15,497	$14,470	$16,071	$15,414
7/31/2020	$19,668	$16,052	$20,867	$18,950
7/31/2021	$26,551	$22,268	$28,520	$25,685
7/31/2022	$24,180	$20,631	$25,118	$20,990
7/31/2023	$28,668	$23,240	$29,466	$23,986
7/31/2024	$37,053	$28,138	$37,403	$29,589
7/31/2025	$46,376	$32,551	$46,285	$35,810
7/31/2026	$51,112	$38,932	$50,001	$39,762

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	4.16%	12.71%	17.72%
Class A Shares without sales load	10.21%	14.00%	18.39%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 1000® Growth Index	8.03%	11.89%	17.46%
Morningstar Large Growth Funds Category Average	11.14%	9.09%	14.78%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$5,610,967,633
  Number of Investments98
  Portfolio Turnover100%
  Total Advisory Fees Paid$27,685,859

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
EnergyFootnote Reference*	0.0%
Real Estate	0.1%
Consumer Staples	1.0%
Materials	1.2%
Financials	3.8%
Health Care	5.6%
Consumer Discretionary	9.0%
Industrials	9.1%
Communication Services	14.6%
Information Technology	53.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R700

37329-A (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Class C Shares | QCLGX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$186	1.78%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Discretionary and Industrials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Lam Research Corporation, as well as an underweight position in Microsoft Corporation.

Top Detractors from Performance

  Poor stock selection among companies with improving earnings-to-price ratios and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples and Communication Services detracted from performance.

  Top individual Fund holdings that detracted from performance included an overweight position in Adobe Inc., as well as underweight positions in Apple Inc., and Eli Lilly and Company.

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class C Shares with sales load	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$11,482	$11,614	$11,805	$11,744
7/31/2018	$14,516	$13,517	$14,502	$14,124
7/31/2019	$16,035	$14,470	$16,071	$15,414
7/31/2020	$20,202	$16,052	$20,867	$18,950
7/31/2021	$27,072	$22,268	$28,520	$25,685
7/31/2022	$24,473	$20,631	$25,118	$20,990
7/31/2023	$28,802	$23,240	$29,466	$23,986
7/31/2024	$36,946	$28,138	$37,403	$29,589
7/31/2025	$46,243	$32,551	$46,285	$35,810
7/31/2026	$50,964	$38,932	$50,001	$39,762

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	8.39%	13.15%	17.69%
Class C Shares without sales load	9.39%	13.15%	17.69%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 1000® Growth Index	8.03%	11.89%	17.46%
Morningstar Large Growth Funds Category Average	11.14%	9.09%	14.78%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$5,610,967,633
  Number of Investments98
  Portfolio Turnover100%
  Total Advisory Fees Paid$27,685,859

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
EnergyFootnote Reference*	0.0%
Real Estate	0.1%
Consumer Staples	1.0%
Materials	1.2%
Financials	3.8%
Health Care	5.6%
Consumer Discretionary	9.0%
Industrials	9.1%
Communication Services	14.6%
Information Technology	53.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R809

37329-B (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Institutional Shares | QILGX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.75%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Discretionary and Industrials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Lam Research Corporation, as well as an underweight position in Microsoft Corporation.

Top Detractors from Performance

  Poor stock selection among companies with improving earnings-to-price ratios and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples and Communication Services detracted from performance.

  Top individual Fund holdings that detracted from performance included an overweight position in Adobe Inc., as well as underweight positions in Apple Inc., and Eli Lilly and Company.

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Institutional Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$11,598	$11,614	$11,805	$11,744
7/31/2018	$14,805	$13,517	$14,502	$14,124
7/31/2019	$16,520	$14,470	$16,071	$15,414
7/31/2020	$21,017	$16,052	$20,867	$18,950
7/31/2021	$28,434	$22,268	$28,520	$25,685
7/31/2022	$25,964	$20,631	$25,118	$20,990
7/31/2023	$30,865	$23,240	$29,466	$23,986
7/31/2024	$39,982	$28,138	$37,403	$29,589
7/31/2025	$50,180	$32,551	$46,285	$35,810
7/31/2026	$55,444	$38,932	$50,001	$39,762

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	10.49%	14.29%	18.68%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 1000® Growth Index	8.03%	11.89%	17.46%
Morningstar Large Growth Funds Category Average	11.14%	9.09%	14.78%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$5,610,967,633
  Number of Investments98
  Portfolio Turnover100%
  Total Advisory Fees Paid$27,685,859

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
EnergyFootnote Reference*	0.0%
Real Estate	0.1%
Consumer Staples	1.0%
Materials	1.2%
Financials	3.8%
Health Care	5.6%
Consumer Discretionary	9.0%
Industrials	9.1%
Communication Services	14.6%
Information Technology	53.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R882

37329-C (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Class R6 Shares | QRLGX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$76	0.72%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Discretionary and Industrials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Lam Research Corporation, as well as an underweight position in Microsoft Corporation.

Top Detractors from Performance

  Poor stock selection among companies with improving earnings-to-price ratios and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples and Communication Services detracted from performance.

  Top individual Fund holdings that detracted from performance included an overweight position in Adobe Inc., as well as underweight positions in Apple Inc., and Eli Lilly and Company.

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class R6 Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$11,598	$11,614	$11,805	$11,744
7/31/2018	$14,805	$13,517	$14,502	$14,124
7/31/2019	$16,520	$14,470	$16,071	$15,414
7/31/2020	$21,017	$16,052	$20,867	$18,950
7/31/2021	$28,434	$22,268	$28,520	$25,685
7/31/2022	$25,964	$20,631	$25,118	$20,990
7/31/2023	$30,865	$23,240	$29,466	$23,986
7/31/2024	$39,982	$28,138	$37,403	$29,589
7/31/2025	$50,168	$32,551	$46,285	$35,810
7/31/2026	$55,458	$38,932	$50,001	$39,762

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	10.54%	14.29%	18.69%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 1000® Growth Index	8.03%	11.89%	17.46%
Morningstar Large Growth Funds Category Average	11.14%	9.09%	14.78%
Footnote	Description
Footnote[a]	The Fund's Class R6 Shares commenced operations on May 29, 2024. For the periods prior to the commencement of operations of the Fund's Class R6 Shares, the performance information shown is for the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$5,610,967,633
  Number of Investments98
  Portfolio Turnover100%
  Total Advisory Fees Paid$27,685,859

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
EnergyFootnote Reference*	0.0%
Real Estate	0.1%
Consumer Staples	1.0%
Materials	1.2%
Financials	3.8%
Health Care	5.6%
Consumer Discretionary	9.0%
Industrials	9.1%
Communication Services	14.6%
Information Technology	53.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31425E101

37329-D (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class A Shares | QAACX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$114	1.05%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and favorable stock selection among companies with flat or worsening earnings-to-price ratios and negative analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Financials, Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Viking Holdings Ltd., as well as an underweight position in Oracle Corporation.

Top Detractors from Performance

  Weak stock selection among companies with flat or improving earnings-to-price ratios and neutral to high analyst conviction.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Intel Corporation and Advanced Micro Devices, Inc., as well as an overweight position in Adobe Inc.

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class A Shares with sales load	Russell 3000® Index	Morningstar Large Blend Funds Category Average
7/31/2016	$9,449	$10,000	$10,000
7/31/2017	$10,919	$11,614	$11,497
7/31/2018	$13,188	$13,517	$13,181
7/31/2019	$14,212	$14,470	$13,963
7/31/2020	$15,591	$16,052	$14,999
7/31/2021	$21,578	$22,268	$20,355
7/31/2022	$20,510	$20,631	$19,021
7/31/2023	$23,453	$23,240	$21,184
7/31/2024	$29,631	$28,138	$25,304
7/31/2025	$36,668	$32,551	$28,721
7/31/2026	$42,730	$38,932	$33,808

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	10.11%	13.35%	15.63%
Class A Shares without sales load	16.53%	14.64%	16.29%
Russell 3000® Index	19.60%	11.82%	14.56%
Morningstar Large Blend Funds Category Average	17.47%	10.64%	12.90%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,914,676,337
  Number of Investments173
  Portfolio Turnover71%
  Total Advisory Fees Paid$19,378,957

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Utilities	1.6%
Real Estate	2.1%
Materials	2.2%
Energy	2.5%
Consumer Staples	3.5%
Communication Services	8.9%
Industrials	10.3%
Health Care	10.4%
Consumer Discretionary	10.4%
Financials	13.7%
Information Technology	32.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R106

37309-A (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class C Shares | QCACX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$195	1.81%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and favorable stock selection among companies with flat or worsening earnings-to-price ratios and negative analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Financials, Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Viking Holdings Ltd., as well as an underweight position in Oracle Corporation.

Top Detractors from Performance

  Weak stock selection among companies with flat or improving earnings-to-price ratios and neutral to high analyst conviction.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Intel Corporation and Advanced Micro Devices, Inc., as well as an overweight position in Adobe Inc.

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class C Shares with sales load	Russell 3000® Index	Morningstar Large Blend Funds Category Average
7/31/2016	$10,000	$10,000	$10,000
7/31/2017	$11,472	$11,614	$11,497
7/31/2018	$13,755	$13,517	$13,181
7/31/2019	$14,712	$14,470	$13,963
7/31/2020	$16,015	$16,052	$14,999
7/31/2021	$22,000	$22,268	$20,355
7/31/2022	$20,754	$20,631	$19,021
7/31/2023	$23,555	$23,240	$21,184
7/31/2024	$29,533	$28,138	$25,304
7/31/2025	$36,547	$32,551	$28,721
7/31/2026	$42,589	$38,932	$33,808

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	14.63%	13.77%	15.59%
Class C Shares without sales load	15.63%	13.77%	15.59%
Russell 3000® Index	19.60%	11.82%	14.56%
Morningstar Large Blend Funds Category Average	17.47%	10.64%	12.90%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,914,676,337
  Number of Investments173
  Portfolio Turnover71%
  Total Advisory Fees Paid$19,378,957

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Utilities	1.6%
Real Estate	2.1%
Materials	2.2%
Energy	2.5%
Consumer Staples	3.5%
Communication Services	8.9%
Industrials	10.3%
Health Care	10.4%
Consumer Discretionary	10.4%
Financials	13.7%
Information Technology	32.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R205

37309-B (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Institutional Shares | QIACX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.75%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and favorable stock selection among companies with flat or worsening earnings-to-price ratios and negative analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Financials, Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Viking Holdings Ltd., as well as an underweight position in Oracle Corporation.

Top Detractors from Performance

  Weak stock selection among companies with flat or improving earnings-to-price ratios and neutral to high analyst conviction.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Intel Corporation and Advanced Micro Devices, Inc., as well as an overweight position in Adobe Inc.

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Institutional Shares	Russell 3000® Index	Morningstar Large Blend Funds Category Average
7/31/2016	$10,000	$10,000	$10,000
7/31/2017	$11,590	$11,614	$11,497
7/31/2018	$14,041	$13,517	$13,181
7/31/2019	$15,176	$14,470	$13,963
7/31/2020	$16,695	$16,052	$14,999
7/31/2021	$23,177	$22,268	$20,355
7/31/2022	$22,095	$20,631	$19,021
7/31/2023	$25,341	$23,240	$21,184
7/31/2024	$32,114	$28,138	$25,304
7/31/2025	$39,867	$32,551	$28,721
7/31/2026	$46,594	$38,932	$33,808

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	16.87%	14.99%	16.64%
Russell 3000® Index	19.60%	11.82%	14.56%
Morningstar Large Blend Funds Category Average	17.47%	10.64%	12.90%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,914,676,337
  Number of Investments173
  Portfolio Turnover71%
  Total Advisory Fees Paid$19,378,957

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Utilities	1.6%
Real Estate	2.1%
Materials	2.2%
Energy	2.5%
Consumer Staples	3.5%
Communication Services	8.9%
Industrials	10.3%
Health Care	10.4%
Consumer Discretionary	10.4%
Financials	13.7%
Information Technology	32.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R304

37309-C (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class R6 Shares | QKACX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$80	0.74%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and favorable stock selection among companies with flat or worsening earnings-to-price ratios and negative analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Financials, Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Viking Holdings Ltd., as well as an underweight position in Oracle Corporation.

Top Detractors from Performance

  Weak stock selection among companies with flat or improving earnings-to-price ratios and neutral to high analyst conviction.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Intel Corporation and Advanced Micro Devices, Inc., as well as an overweight position in Adobe Inc.

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class R6 Shares	Russell 3000® Index	Morningstar Large Blend Funds Category Average
7/31/2016	$10,000	$10,000	$10,000
7/31/2017	$11,580	$11,614	$11,497
7/31/2018	$14,031	$13,517	$13,181
7/31/2019	$15,166	$14,470	$13,963
7/31/2020	$16,682	$16,052	$14,999
7/31/2021	$23,161	$22,268	$20,355
7/31/2022	$22,082	$20,631	$19,021
7/31/2023	$25,333	$23,240	$21,184
7/31/2024	$32,102	$28,138	$25,304
7/31/2025	$39,854	$32,551	$28,721
7/31/2026	$46,585	$38,932	$33,808

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	16.89%	15.00%	16.63%
Russell 3000® Index	19.60%	11.82%	14.56%
Morningstar Large Blend Funds Category Average	17.47%	10.64%	12.90%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,914,676,337
  Number of Investments173
  Portfolio Turnover71%
  Total Advisory Fees Paid$19,378,957

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Utilities	1.6%
Real Estate	2.1%
Materials	2.2%
Energy	2.5%
Consumer Staples	3.5%
Communication Services	8.9%
Industrials	10.3%
Health Care	10.4%
Consumer Discretionary	10.4%
Financials	13.7%
Information Technology	32.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R718

37309-D (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class A Shares | QABGX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$135	1.28%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  Security selection in Real Estate Investment Trusts aided performance as these investments outperformed their benchmark.

  By sector, domestic equity security selection in Financials, Healthcare and Consumer Discretionary aided performance.

Top Detractors from Performance

  Domestic equity security selection negatively affected Fund relative performance.

  By sector, domestic equity security selection in Information Technology, Consumer Staples and Industrials detracted from performance.

  The allocation to cash detracted from Fund relative performance as it underperformed the domestic equity and fixed income markets during the reporting period.

Federated Hermes MDT Balanced Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class A Shares with sales load	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category Average
7/31/2016	$9,549	$10,000	$10,000	$10,000	$10,000
7/31/2017	$10,419	$11,604	$9,949	$10,919	$10,944
7/31/2018	$11,660	$13,489	$9,869	$11,927	$11,696
7/31/2019	$12,276	$14,566	$10,666	$12,938	$12,194
7/31/2020	$13,391	$16,308	$11,746	$14,470	$12,858
7/31/2021	$16,512	$22,251	$11,664	$17,439	$15,839
7/31/2022	$15,348	$21,219	$10,600	$16,366	$14,612
7/31/2023	$16,311	$23,980	$10,243	$17,417	$15,426
7/31/2024	$18,979	$29,292	$10,766	$20,057	$17,341
7/31/2025	$21,506	$34,076	$11,130	$22,295	$18,928
7/31/2026	$23,993	$40,742	$11,431	$25,131	$21,359

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	6.56%	6.77%	9.15%
Class A Shares without sales load	11.57%	7.76%	9.65%
S&P 500 Index	19.56%	12.86%	15.08%
Bloomberg US Aggregate Bond Index	2.71%	(0.40)%	1.35%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	12.72%	7.58%	9.65%
Morningstar Moderate Allocation Funds Category Average	12.86%	6.15%	7.92%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$330,186,640
  Number of Investments536
  Portfolio Turnover63%
  Total Advisory Fees Paid$2,326,872

Federated Hermes MDT Balanced Fund

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.4%
Collaterized Mortgage Obligations	1.6%
Cash Equivalents	1.8%
Asset-Backed Securities	2.5%
Project and Trade Finance Core Fund	3.1%
U.S. Treasury Securities	5.1%
International Equity Securities (including International Exchange-Traded Funds)	6.0%
Mortgage Core Fund	7.0%
Corporate Bonds	9.2%
Domestic Equity Securities	60.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.9%
Materials	2.0%
Energy	2.3%
Consumer Staples	4.1%
Real Estate	5.8%
Communication Services	9.0%
Industrials	10.1%
Consumer Discretionary	10.2%
Health Care	10.2%
Financials	13.3%
Information Technology	31.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R841

37326-A (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class C Shares | QCBGX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$217	2.06%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  Security selection in Real Estate Investment Trusts aided performance as these investments outperformed their benchmark.

  By sector, domestic equity security selection in Financials, Healthcare and Consumer Discretionary aided performance.

Top Detractors from Performance

  Domestic equity security selection negatively affected Fund relative performance.

  By sector, domestic equity security selection in Information Technology, Consumer Staples and Industrials detracted from performance.

  The allocation to cash detracted from Fund relative performance as it underperformed the domestic equity and fixed income markets during the reporting period.

Federated Hermes MDT Balanced Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class C Shares with sales load	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2017	$10,823	$11,604	$9,949	$10,919	$10,944
7/31/2018	$12,023	$13,489	$9,869	$11,927	$11,696
7/31/2019	$12,570	$14,566	$10,666	$12,938	$12,194
7/31/2020	$13,606	$16,308	$11,746	$14,470	$12,858
7/31/2021	$16,651	$22,251	$11,664	$17,439	$15,839
7/31/2022	$15,358	$21,219	$10,600	$16,366	$14,612
7/31/2023	$16,195	$23,980	$10,243	$17,417	$15,426
7/31/2024	$18,698	$29,292	$10,766	$20,057	$17,341
7/31/2025	$21,188	$34,076	$11,130	$22,295	$18,928
7/31/2026	$23,639	$40,742	$11,431	$25,131	$21,359

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	9.69%	6.93%	8.98%
Class C Shares without sales load	10.69%	6.93%	8.98%
S&P 500 Index	19.56%	12.86%	15.08%
Bloomberg US Aggregate Bond Index	2.71%	(0.40)%	1.35%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	12.72%	7.58%	9.65%
Morningstar Moderate Allocation Funds Category Average	12.86%	6.15%	7.92%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$330,186,640
  Number of Investments536
  Portfolio Turnover63%
  Total Advisory Fees Paid$2,326,872

Federated Hermes MDT Balanced Fund

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.4%
Collaterized Mortgage Obligations	1.6%
Cash Equivalents	1.8%
Asset-Backed Securities	2.5%
Project and Trade Finance Core Fund	3.1%
U.S. Treasury Securities	5.1%
International Equity Securities (including International Exchange-Traded Funds)	6.0%
Mortgage Core Fund	7.0%
Corporate Bonds	9.2%
Domestic Equity Securities	60.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.9%
Materials	2.0%
Energy	2.3%
Consumer Staples	4.1%
Real Estate	5.8%
Communication Services	9.0%
Industrials	10.1%
Consumer Discretionary	10.2%
Health Care	10.2%
Financials	13.3%
Information Technology	31.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R833

37326-B (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Institutional Shares | QIBGX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$112	1.06%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  Security selection in Real Estate Investment Trusts aided performance as these investments outperformed their benchmark.

  By sector, domestic equity security selection in Financials, Healthcare and Consumer Discretionary aided performance.

Top Detractors from Performance

  Domestic equity security selection negatively affected Fund relative performance.

  By sector, domestic equity security selection in Information Technology, Consumer Staples and Industrials detracted from performance.

  The allocation to cash detracted from Fund relative performance as it underperformed the domestic equity and fixed income markets during the reporting period.

Federated Hermes MDT Balanced Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Institutional Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2017	$10,936	$11,604	$9,949	$10,919	$10,944
7/31/2018	$12,265	$13,489	$9,869	$11,927	$11,696
7/31/2019	$12,953	$14,566	$10,666	$12,938	$12,194
7/31/2020	$14,162	$16,308	$11,746	$14,470	$12,858
7/31/2021	$17,503	$22,251	$11,664	$17,439	$15,839
7/31/2022	$16,309	$21,219	$10,600	$16,366	$14,612
7/31/2023	$17,380	$23,980	$10,243	$17,417	$15,426
7/31/2024	$20,269	$29,292	$10,766	$20,057	$17,341
7/31/2025	$23,026	$34,076	$11,130	$22,295	$18,928
7/31/2026	$25,742	$40,742	$11,431	$25,131	$21,359

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	11.79%	8.02%	9.92%
S&P 500 Index	19.56%	12.86%	15.08%
Bloomberg US Aggregate Bond Index	2.71%	(0.40)%	1.35%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	12.72%	7.58%	9.65%
Morningstar Moderate Allocation Funds Category Average	12.86%	6.15%	7.92%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$330,186,640
  Number of Investments536
  Portfolio Turnover63%
  Total Advisory Fees Paid$2,326,872

Federated Hermes MDT Balanced Fund

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.4%
Collaterized Mortgage Obligations	1.6%
Cash Equivalents	1.8%
Asset-Backed Securities	2.5%
Project and Trade Finance Core Fund	3.1%
U.S. Treasury Securities	5.1%
International Equity Securities (including International Exchange-Traded Funds)	6.0%
Mortgage Core Fund	7.0%
Corporate Bonds	9.2%
Domestic Equity Securities	60.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.9%
Materials	2.0%
Energy	2.3%
Consumer Staples	4.1%
Real Estate	5.8%
Communication Services	9.0%
Industrials	10.1%
Consumer Discretionary	10.2%
Health Care	10.2%
Financials	13.3%
Information Technology	31.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R825

37326-C (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class R6 Shares | QKBGX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$105	0.99%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  Security selection in Real Estate Investment Trusts aided performance as these investments outperformed their benchmark.

  By sector, domestic equity security selection in Financials, Healthcare and Consumer Discretionary aided performance.

Top Detractors from Performance

  Domestic equity security selection negatively affected Fund relative performance.

  By sector, domestic equity security selection in Information Technology, Consumer Staples and Industrials detracted from performance.

  The allocation to cash detracted from Fund relative performance as it underperformed the domestic equity and fixed income markets during the reporting period.

Federated Hermes MDT Balanced Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class R6 Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2017	$10,932	$11,604	$9,949	$10,919	$10,944
7/31/2018	$12,270	$13,489	$9,869	$11,927	$11,696
7/31/2019	$12,946	$14,566	$10,666	$12,938	$12,194
7/31/2020	$14,153	$16,308	$11,746	$14,470	$12,858
7/31/2021	$17,507	$22,251	$11,664	$17,439	$15,839
7/31/2022	$16,314	$21,219	$10,600	$16,366	$14,612
7/31/2023	$17,389	$23,980	$10,243	$17,417	$15,426
7/31/2024	$20,285	$29,292	$10,766	$20,057	$17,341
7/31/2025	$23,065	$34,076	$11,130	$22,295	$18,928
7/31/2026	$25,802	$40,742	$11,431	$25,131	$21,359

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	11.87%	8.07%	9.94%
S&P 500 Index	19.56%	12.86%	15.08%
Bloomberg US Aggregate Bond Index	2.71%	(0.40)%	1.35%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	12.72%	7.58%	9.65%
Morningstar Moderate Allocation Funds Category Average	12.86%	6.15%	7.92%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$330,186,640
  Number of Investments536
  Portfolio Turnover63%
  Total Advisory Fees Paid$2,326,872

Federated Hermes MDT Balanced Fund

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.4%
Collaterized Mortgage Obligations	1.6%
Cash Equivalents	1.8%
Asset-Backed Securities	2.5%
Project and Trade Finance Core Fund	3.1%
U.S. Treasury Securities	5.1%
International Equity Securities (including International Exchange-Traded Funds)	6.0%
Mortgage Core Fund	7.0%
Corporate Bonds	9.2%
Domestic Equity Securities	60.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.9%
Materials	2.0%
Energy	2.3%
Consumer Staples	4.1%
Real Estate	5.8%
Communication Services	9.0%
Industrials	10.1%
Consumer Discretionary	10.2%
Health Care	10.2%
Financials	13.3%
Information Technology	31.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R692

37326-D (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class A Shares | QASCX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$133	1.14%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Communication Services aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Powell Industries, Inc., MaxLinear, Inc. and SSR Mining, Inc.

Top Detractors from Performance

  Weak stock selection among companies with significant external financing required detracted from Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Staples and Consumer Discretionary detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in MGP Ingredients, Inc., Sprouts Farmers Market, Inc. and Pagaya Technologies Ltd. Class A.

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class A Shares with sales load	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category Average
7/31/2016	$9,449	$10,000	$10,000	$10,000
7/31/2017	$11,808	$11,614	$11,845	$11,602
7/31/2018	$13,992	$13,517	$14,064	$13,424
7/31/2019	$12,916	$14,470	$13,443	$12,754
7/31/2020	$11,791	$16,052	$12,826	$11,625
7/31/2021	$18,203	$22,268	$19,491	$17,686
7/31/2022	$16,467	$20,631	$16,705	$16,215
7/31/2023	$17,492	$23,240	$18,027	$17,464
7/31/2024	$20,771	$28,138	$20,596	$20,000
7/31/2025	$21,321	$32,551	$20,481	$19,771
7/31/2026	$28,439	$38,932	$27,483	$25,357

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	26.06%	8.10%	11.02%
Class A Shares without sales load	33.38%	9.33%	11.65%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Index	34.18%	7.11%	10.64%
Morningstar Small Blend Funds Category Average	28.33%	7.42%	9.71%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$2,249,807,252
  Number of Investments301
  Portfolio Turnover76%
  Total Advisory Fees Paid$12,767,072

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.3%
Utilities	1.6%
Communication Services	1.6%
Materials	4.0%
Energy	5.2%
Real Estate	6.7%
Consumer Discretionary	8.7%
Information Technology	13.0%
Industrials	15.1%
Health Care	20.0%
Financials	20.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R817

37328-A (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class C Shares | QCSCX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$228	1.96%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Communication Services aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Powell Industries, Inc., MaxLinear, Inc. and SSR Mining, Inc.

Top Detractors from Performance

  Weak stock selection among companies with significant external financing required detracted from Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Staples and Consumer Discretionary detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in MGP Ingredients, Inc., Sprouts Farmers Market, Inc. and Pagaya Technologies Ltd. Class A.

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class C Shares with sales load	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,398	$11,614	$11,845	$11,602
7/31/2018	$14,580	$13,517	$14,064	$13,424
7/31/2019	$13,363	$14,470	$13,443	$12,754
7/31/2020	$12,114	$16,052	$12,826	$11,625
7/31/2021	$18,553	$22,268	$19,491	$17,686
7/31/2022	$16,642	$20,631	$16,705	$16,215
7/31/2023	$17,533	$23,240	$18,027	$17,464
7/31/2024	$20,643	$28,138	$20,596	$20,000
7/31/2025	$21,189	$32,551	$20,481	$19,771
7/31/2026	$28,262	$38,932	$27,483	$25,357

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	31.26%	8.43%	10.95%
Class C Shares without sales load	32.26%	8.43%	10.95%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Index	34.18%	7.11%	10.64%
Morningstar Small Blend Funds Category Average	28.33%	7.42%	9.71%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$2,249,807,252
  Number of Investments301
  Portfolio Turnover76%
  Total Advisory Fees Paid$12,767,072

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.3%
Utilities	1.6%
Communication Services	1.6%
Materials	4.0%
Energy	5.2%
Real Estate	6.7%
Consumer Discretionary	8.7%
Information Technology	13.0%
Industrials	15.1%
Health Care	20.0%
Financials	20.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R791

37328-B (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Institutional Shares | QISCX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$104	0.89%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Communication Services aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Powell Industries, Inc., MaxLinear, Inc. and SSR Mining, Inc.

Top Detractors from Performance

  Weak stock selection among companies with significant external financing required detracted from Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Staples and Consumer Discretionary detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in MGP Ingredients, Inc., Sprouts Farmers Market, Inc. and Pagaya Technologies Ltd. Class A.

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Institutional Shares	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,524	$11,614	$11,845	$11,602
7/31/2018	$14,876	$13,517	$14,064	$13,424
7/31/2019	$13,768	$14,470	$13,443	$12,754
7/31/2020	$12,604	$16,052	$12,826	$11,625
7/31/2021	$19,502	$22,268	$19,491	$17,686
7/31/2022	$17,686	$20,631	$16,705	$16,215
7/31/2023	$18,830	$23,240	$18,027	$17,464
7/31/2024	$22,424	$28,138	$20,596	$20,000
7/31/2025	$23,076	$32,551	$20,481	$19,771
7/31/2026	$30,849	$38,932	$27,483	$25,357

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	33.68%	9.60%	11.92%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Index	34.18%	7.11%	10.64%
Morningstar Small Blend Funds Category Average	28.33%	7.42%	9.71%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$2,249,807,252
  Number of Investments301
  Portfolio Turnover76%
  Total Advisory Fees Paid$12,767,072

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.3%
Utilities	1.6%
Communication Services	1.6%
Materials	4.0%
Energy	5.2%
Real Estate	6.7%
Consumer Discretionary	8.7%
Information Technology	13.0%
Industrials	15.1%
Health Care	20.0%
Financials	20.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R783

37328-C (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class R6 Shares | QLSCX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$102	0.87%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Communication Services aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Powell Industries, Inc., MaxLinear, Inc. and SSR Mining, Inc.

Top Detractors from Performance

  Weak stock selection among companies with significant external financing required detracted from Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Staples and Consumer Discretionary detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in MGP Ingredients, Inc., Sprouts Farmers Market, Inc. and Pagaya Technologies Ltd. Class A.

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class R6 Shares	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,524	$11,614	$11,845	$11,602
7/31/2018	$14,876	$13,517	$14,064	$13,424
7/31/2019	$13,769	$14,470	$13,443	$12,754
7/31/2020	$12,606	$16,052	$12,826	$11,625
7/31/2021	$19,513	$22,268	$19,491	$17,686
7/31/2022	$17,698	$20,631	$16,705	$16,215
7/31/2023	$18,844	$23,240	$18,027	$17,464
7/31/2024	$22,441	$28,138	$20,596	$20,000
7/31/2025	$23,096	$32,551	$20,481	$19,771
7/31/2026	$30,887	$38,932	$27,483	$25,357

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	33.73%	9.62%	11.94%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Index	34.18%	7.11%	10.64%
Morningstar Small Blend Funds Category Average	28.33%	7.42%	9.71%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$2,249,807,252
  Number of Investments301
  Portfolio Turnover76%
  Total Advisory Fees Paid$12,767,072

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.3%
Utilities	1.6%
Communication Services	1.6%
Materials	4.0%
Energy	5.2%
Real Estate	6.7%
Consumer Discretionary	8.7%
Information Technology	13.0%
Industrials	15.1%
Health Care	20.0%
Financials	20.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R627

37328-D (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class A Shares | QASGX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$133	1.14%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Materials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in MaxLinear, Inc., Powell Industries, Inc., and BrightSpring Health Services, Inc.

Top Detractors from Performance

  Negative stock selection among companies with significant external financing required and whose stock prices were trading near highs detracted from Fund relative performance.

  By sector, stock selection in Information Technology and Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in Sprouts Farmers Market, Inc. and MGP Ingredients, Inc., as well as an underweight position in SiTime Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class A Shares with sales load	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
7/31/2016	$9,449	$10,000	$10,000	$10,000
7/31/2017	$11,906	$11,614	$11,776	$11,766
7/31/2018	$14,703	$13,517	$14,474	$14,456
7/31/2019	$14,280	$14,470	$14,298	$14,931
7/31/2020	$14,648	$16,052	$15,156	$16,218
7/31/2021	$20,804	$22,268	$21,370	$23,448
7/31/2022	$16,965	$20,631	$16,416	$18,151
7/31/2023	$18,861	$23,240	$18,318	$19,582
7/31/2024	$21,229	$28,138	$20,662	$21,833
7/31/2025	$22,704	$32,551	$21,313	$22,513
7/31/2026	$30,352	$38,932	$27,371	$27,679

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	26.32%	6.64%	11.74%
Class A Shares without sales load	33.68%	7.85%	12.38%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Growth Index	28.42%	5.08%	10.59%
Morningstar Small Growth Funds Category Average	22.97%	3.36%	10.72%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$834,895,319
  Number of Investments251
  Portfolio Turnover92%
  Total Advisory Fees Paid$4,472,999

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	0.6%
Communication Services	1.0%
Real Estate	2.2%
Materials	3.9%
Energy	4.8%
Consumer Discretionary	9.1%
Financials	10.9%
Industrials	17.2%
Information Technology	19.4%
Health Care	28.9%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R775

37313-A (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class C Shares | QCSGX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$228	1.96%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Materials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in MaxLinear, Inc., Powell Industries, Inc., and BrightSpring Health Services, Inc.

Top Detractors from Performance

  Negative stock selection among companies with significant external financing required and whose stock prices were trading near highs detracted from Fund relative performance.

  By sector, stock selection in Information Technology and Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in Sprouts Farmers Market, Inc. and MGP Ingredients, Inc., as well as an underweight position in SiTime Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class C Shares with sales load	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,508	$11,614	$11,776	$11,766
7/31/2018	$15,327	$13,517	$14,474	$14,456
7/31/2019	$14,778	$14,470	$14,298	$14,931
7/31/2020	$15,047	$16,052	$15,156	$16,218
7/31/2021	$21,206	$22,268	$21,370	$23,448
7/31/2022	$17,148	$20,631	$16,416	$18,151
7/31/2023	$18,909	$23,240	$18,318	$19,582
7/31/2024	$21,106	$28,138	$20,662	$21,833
7/31/2025	$22,572	$32,551	$21,313	$22,513
7/31/2026	$30,175	$38,932	$27,371	$27,679

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	31.64%	6.95%	11.68%
Class C Shares without sales load	32.64%	6.95%	11.68%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Growth Index	28.42%	5.08%	10.59%
Morningstar Small Growth Funds Category Average	22.97%	3.36%	10.72%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$834,895,319
  Number of Investments251
  Portfolio Turnover92%
  Total Advisory Fees Paid$4,472,999

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	0.6%
Communication Services	1.0%
Real Estate	2.2%
Materials	3.9%
Energy	4.8%
Consumer Discretionary	9.1%
Financials	10.9%
Industrials	17.2%
Information Technology	19.4%
Health Care	28.9%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R767

37313-B (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Institutional Shares | QISGX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$104	0.89%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Materials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in MaxLinear, Inc., Powell Industries, Inc., and BrightSpring Health Services, Inc.

Top Detractors from Performance

  Negative stock selection among companies with significant external financing required and whose stock prices were trading near highs detracted from Fund relative performance.

  By sector, stock selection in Information Technology and Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in Sprouts Farmers Market, Inc. and MGP Ingredients, Inc., as well as an underweight position in SiTime Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Institutional Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,627	$11,614	$11,776	$11,766
7/31/2018	$15,639	$13,517	$14,474	$14,456
7/31/2019	$15,226	$14,470	$14,298	$14,931
7/31/2020	$15,657	$16,052	$15,156	$16,218
7/31/2021	$22,295	$22,268	$21,370	$23,448
7/31/2022	$18,217	$20,631	$16,416	$18,151
7/31/2023	$20,310	$23,240	$18,318	$19,582
7/31/2024	$22,919	$28,138	$20,662	$21,833
7/31/2025	$24,574	$32,551	$21,313	$22,513
7/31/2026	$32,937	$38,932	$27,371	$27,679

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	34.03%	8.12%	12.66%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Growth Index	28.42%	5.08%	10.59%
Morningstar Small Growth Funds Category Average	22.97%	3.36%	10.72%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$834,895,319
  Number of Investments251
  Portfolio Turnover92%
  Total Advisory Fees Paid$4,472,999

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	0.6%
Communication Services	1.0%
Real Estate	2.2%
Materials	3.9%
Energy	4.8%
Consumer Discretionary	9.1%
Financials	10.9%
Industrials	17.2%
Information Technology	19.4%
Health Care	28.9%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R759

37313-C (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class R6 Shares | QLSGX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$103	0.88%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Materials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in MaxLinear, Inc., Powell Industries, Inc., and BrightSpring Health Services, Inc.

Top Detractors from Performance

  Negative stock selection among companies with significant external financing required and whose stock prices were trading near highs detracted from Fund relative performance.

  By sector, stock selection in Information Technology and Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in Sprouts Farmers Market, Inc. and MGP Ingredients, Inc., as well as an underweight position in SiTime Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2016 to 7/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class R6 Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,627	$11,614	$11,776	$11,766
7/31/2018	$15,633	$13,517	$14,474	$14,456
7/31/2019	$15,226	$14,470	$14,298	$14,931
7/31/2020	$15,664	$16,052	$15,156	$16,218
7/31/2021	$22,301	$22,268	$21,370	$23,448
7/31/2022	$18,233	$20,631	$16,416	$18,151
7/31/2023	$20,328	$23,240	$18,318	$19,582
7/31/2024	$22,940	$28,138	$20,662	$21,833
7/31/2025	$24,595	$32,551	$21,313	$22,513
7/31/2026	$32,976	$38,932	$27,371	$27,679

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	34.08%	8.14%	12.67%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Growth Index	28.42%	5.08%	10.59%
Morningstar Small Growth Funds Category Average	22.97%	3.36%	10.72%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$834,895,319
  Number of Investments251
  Portfolio Turnover92%
  Total Advisory Fees Paid$4,472,999

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	0.6%
Communication Services	1.0%
Real Estate	2.2%
Materials	3.9%
Energy	4.8%
Consumer Discretionary	9.1%
Financials	10.9%
Industrials	17.2%
Information Technology	19.4%
Health Care	28.9%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R619

37313-D (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $178,933

Fiscal year ended 2025 - $172,050

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2026 - $187,904

Fiscal year ended 2025 - $169,531

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
July 31, 2026

Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated Hermes MDT All Cap Core Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2026
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—8.9%
621,028		Alphabet, Inc., Class A	$ 221,166,702
151,257	[1]	CarGurus, Inc.	5,481,554
187,333	[1]	Charter Communications, Inc.	27,159,538
57,601		Meta Platforms, Inc.	32,067,053
577,854	[1]	Netflix, Inc.	41,437,910
243,744	[1]	Pinterest, Inc.	5,852,293
537,286	[1]	Trade Desk, Inc./The	9,692,639
104,253		Verizon Communications, Inc.	4,880,083
		TOTAL	347,737,772
		Consumer Discretionary—10.4%
580,702		Advance Auto Parts, Inc.	32,252,189
435,167	[1]	Amazon.com, Inc.	118,182,654
96,826	[1]	Capri Holdings Ltd.	1,542,438
42,529	[1]	Chipotle Mexican Grill, Inc.	1,582,929
129,399	[1]	Deckers Outdoor Corp.	12,536,175
16,698	[1]	Duolingo, Inc.	2,251,057
43,299		Expedia Group, Inc.	12,761,947
116,820	[1]	Five Below, Inc.	25,365,127
269,817		General Motors Co.	23,975,939
69,650	[1]	Life Time Group Holdings, Inc.	3,141,215
266,835	[1]	Lululemon Athletica, Inc.	31,718,677
64,318	[1]	SharkNinja, Inc.	10,404,723
104,554	[1]	Tesla, Inc.	32,538,250
96,530		TJX Cos., Inc.	15,188,030
15,179	[1]	Ulta Beauty, Inc.	7,784,247
703,981	[1]	Viking Holdings Ltd.	73,460,417
19,349		Yum! Brands, Inc.	2,965,815
		TOTAL	407,651,829
		Consumer Staples—3.5%
61,565		Costco Wholesale Corp.	58,603,108
55,924		Kimberly-Clark Corp.	6,113,052
35,270		Kroger Co.	2,036,490
266,853	[1]	Maplebear, Inc.	11,901,644
39,471		PepsiCo, Inc.	5,508,573
38,374		Philip Morris International, Inc.	7,322,527
16,770		Target Corp.	2,423,097
386,252		WalMart, Inc.	42,951,222
		TOTAL	136,859,713
		Energy—2.5%
125,968		EOG Resources, Inc.	18,730,182
64,135	[1]	ExxonMobil Holdings Corp.	9,969,144
56,812		Marathon Petroleum Corp.	17,979,294
201,422		Occidental Petroleum Corp.	11,495,154
183,244		PBF Energy, Inc.	13,244,876
49,497		Phillips 66	10,477,525
96,869		Weatherford International PLC	8,504,130
120,608		Williams Cos., Inc.	8,628,296
		TOTAL	99,028,601
		Financials—13.7%
43,810		Ameriprise Financial, Inc.	23,913,250
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
44,385	[1]	Arch Capital Group Ltd.	$ 4,462,024
151,875		Bank of America Corp.	9,408,656
342,219		Bank of New York Mellon Corp.	53,499,096
9,886		Cboe Global Markets, Inc.	3,066,934
229,087		Charles Schwab Corp.	24,109,116
53,415		Citigroup, Inc.	7,074,817
1,564,215	[1]	Fiserv, Inc.	84,373,757
21,433		Globe Life, Inc.	3,906,164
17,805		Goldman Sachs Group, Inc.	18,132,256
171,228		Interactive Brokers Group, Inc., Class A	15,066,352
179,243		Jackson Financial, Inc.	21,917,834
91,069		JPMorgan Chase & Co.	32,037,164
108,494		Morgan Stanley	22,829,307
139,168		Northern Trust Corp.	25,355,018
272,233	[1]	Oscar Health, Inc.	8,499,114
103,970		PayPal Holdings, Inc.	5,948,124
174,013		Prudential Financial, Inc.	21,243,507
290,495		State Street Corp.	53,497,559
188,507		Synchrony Financial	14,286,946
40,491		The Hartford Insurance Group, Inc.	5,746,078
204,378		The Travelers Cos., Inc.	76,510,948
53,547		Virtu Financial, Inc.	3,144,815
		TOTAL	538,028,836
		Health Care—10.4%
306,398		AbbVie, Inc.	76,887,513
61,462	[1]	Align Technology, Inc.	10,396,912
8,984	[1]	Alnylam Pharmaceuticals, Inc.	1,846,392
99,785		Amgen, Inc.	38,433,191
11,376	[1]	Biogen, Inc.	2,308,759
74,072	[1]	Bridgebio Pharma, Inc.	5,932,426
48,857		Cardinal Health, Inc.	11,238,576
26,210		Cencora, Inc.	8,160,221
27,531	[1]	Charles River Laboratories International, Inc.	6,401,233
214,602	[1]	Elanco Animal Health, Inc.	5,659,055
28,818		Eli Lilly & Co.	33,107,271
167,740		Gilead Sciences, Inc.	21,841,425
31,027	[1]	Halozyme Therapeutics, Inc.	2,560,969
14,787		Humana, Inc.	5,380,398
110,139	[1]	Illumina, Inc.	22,589,509
44,666	[1]	Incyte Corp.	5,338,480
26,297	[1]	Indivior Pharmaceuticals, Inc.	1,052,143
7,353	[1]	Insulet Corp.	1,215,818
37,676	[1]	Intuitive Surgical, Inc.	13,312,061
160,182		Johnson & Johnson	41,062,656
14,808	[1]	Liquidia Corp.	1,245,501
214,172	[1]	Moderna, Inc.	11,740,909
38,984		Regeneron Pharmaceuticals, Inc.	29,730,368
54,657		UnitedHealth Group, Inc.	22,649,861
96,141	[1]	Veeva Systems, Inc.	19,591,613
11,489	[1]	Vertex Pharmaceuticals, Inc.	5,481,402
		TOTAL	405,164,662
		Industrials—10.3%
7,345		3M Co.	1,294,777
54,934		Allegion PLC	8,646,612
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
74,193		Allison Transmission Holdings, Inc.	$ 8,498,066
80,633		Atmus Filtration Technologies, Inc.	4,163,082
8,917		Automatic Data Processing, Inc.	2,376,024
8,374	[1]	Bloom Energy Corp.	1,723,453
14,632		Caterpillar, Inc.	11,922,300
711,778	[1]	Copart, Inc.	20,726,975
54,184		Emerson Electric Co.	8,117,847
209,835		GE Aerospace	75,555,288
72,638		GE Vernova, Inc.	71,932,685
12,416		General Dynamics Corp.	4,760,543
138,617		Johnson Controls International PLC	20,329,569
5,658		Lennox International, Inc.	2,353,049
23,012		Lockheed Martin Corp.	13,410,013
48,943		Masco Corp.	3,498,446
10,033		Northrop Grumman Corp.	5,442,702
23,437		nVent Electric PLC	3,605,314
42,501		Paycom Software, Inc.	6,968,464
12,918		Primoris Services Corp.	1,090,408
22,245		Rockwell Automation, Inc.	10,679,379
177,605		RTX Corp.	38,224,148
19,811	[1]	SkyWest, Inc.	2,119,183
232,968		Southwest Airlines Co.	10,476,571
9,872	[1]	SPX Technologies, Inc.	2,168,089
24,691		Trane Technologies PLC	11,233,170
118,185	[1]	Uber Technologies, Inc.	8,315,497
98,820	[1]	United Airlines Holdings, Inc.	11,989,830
258,569		Veralto Corp.	24,349,443
28,794		Vertiv Holdings Co.	6,955,766
		TOTAL	402,926,693
		Information Technology—32.3%
69,836	[1]	Adobe, Inc.	17,487,633
47,838	[1]	Advanced Micro Devices, Inc.	22,778,064
813,606		Apple, Inc.	251,331,029
49,519		Applied Materials, Inc.	25,139,311
175,088	[1]	Arista Networks, Inc.	31,577,121
87,426	[1]	Atlassian Corp. PLC	8,831,337
206,329		Broadcom, Inc.	80,319,753
23,077	[1]	Cirrus Logic, Inc.	2,985,010
190,091		Cisco Systems, Inc.	22,048,655
166,305	[1]	Crowdstrike Holdings, Inc.	31,740,972
154,952	[1]	Enphase Energy, Inc.	5,816,898
18,911	[1]	EPAM Systems, Inc.	1,996,245
245,635	[1]	Fortinet, Inc.	39,780,588
112,030	[1]	Gartner, Inc., Class A	16,918,771
130,046	[1]	GoDaddy, Inc.	10,760,006
319,139	[1]	Intel Corp.	28,786,338
151,324		Intuit, Inc.	47,828,977
18,681		KLA Corp.	3,415,260
61,726		Lam Research Corp.	18,086,953
14,897	[1]	Lumentum Holdings, Inc.	10,635,564
66,972		Micron Technology, Inc.	55,119,965
287,717		Microsoft Corp.	133,707,844
80,404		NetApp, Inc.	14,352,114
1,285,329		NVIDIA Corp.	258,029,797
Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
19,178	[1]	Onto Innovation, Inc.	$ 4,959,047
73,496		Pegasystems, Inc.	2,245,303
61,085	[1]	Qnity Electronics, Inc.	8,013,130
13,019		Qualcomm, Inc.	1,921,735
13,486	[1]	Sandisk Corp.	16,383,197
189,577		Skyworks Solutions, Inc.	11,806,856
22,435		TD SYNNEX Corp.	5,736,630
60,509		Teradyne, Inc.	22,248,554
164,191		Texas Instruments, Inc.	45,274,026
14,681	[1]	Tyler Technologies, Inc.	4,545,238
11,659	[1]	Workday, Inc.	1,869,404
		TOTAL	1,264,477,325
		Materials—2.2%
96,211		Albemarle Corp.	11,318,262
389,639		Alcoa Corp.	17,635,061
430,675		Celanese Corp.	19,259,786
57,329		Mosaic Co./The	1,268,117
399,098		Newmont Corp.	37,399,474
		TOTAL	86,880,700
		Real Estate—2.1%
695,992		American Healthcare REIT, Inc.	38,697,155
504,519	[1]	CoStar Group, Inc.	14,509,966
241,660		Kilroy Realty Corp.	9,381,241
44,234		SL Green Realty Corp.	2,341,306
64,535		Ventas, Inc.	6,034,668
41,984		Welltower, Inc.	9,842,729
24,969	[1]	Zillow Group, Inc.	866,175
		TOTAL	81,673,240
		Utilities—1.6%
14,632		American Electric Power Co., Inc.	1,870,701
206,186		Duke Energy Corp.	25,861,910
113,446		Edison International	8,323,533
497,056		Exelon Corp.	22,775,106
41,976		Southern Co.	3,968,411
		TOTAL	62,799,661
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,033,644,514)	3,833,229,032
		INVESTMENT COMPANY—1.9%
72,908,517		Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[2] (IDENTIFIED COST $72,908,517)	72,908,517
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $3,106,553,031)[3]	3,906,137,549
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	8,538,788
		NET ASSETS—100%	$3,914,676,337
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2026, were as follows:
Affiliated	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 7/31/2026	Shares Held as of 7/31/2026	Dividend Income
Consumer Discretionary:
Advance Auto Parts, Inc.	$30,817,855	$—	$—	$1,434,334	$—	$32,252,189	580,702	$580,702
Annual Financial Statements and Additional Information
4

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2025	$54,556,734
Purchases at Cost	$968,099,609
Proceeds from Sales	$(949,747,826)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$72,908,517
Shares Held as of 7/31/2026	72,908,517
Dividend Income	$2,640,587

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $3,132,568,286.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$50.61	$44.27	$35.46	$34.32	$42.75
Income From Investment Operations:
Net investment income (loss)[1]	0.01	0.11	0.13	0.19	0.08
Net realized and unrealized gain (loss)	8.12	10.07	9.12	4.26	(1.60)
Total From Investment Operations	8.13	10.18	9.25	4.45	(1.52)
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.09)	(0.16)	(0.12)	(0.04)
Distributions from net realized gain	(2.29)	(3.75)	(0.28)	(3.19)	(6.87)
Total Distributions	(2.29)	(3.84)	(0.44)	(3.31)	(6.91)
Net Asset Value, End of Period	$56.45	$50.61	$44.27	$35.46	$34.32
Total Return[3]	16.53%	23.75%	26.34%	14.35%	(4.95)%
Ratios to Average Net Assets:
Net expenses[4]	1.05%	1.04%	1.04%	1.04%	1.04%
Net investment income	0.03%	0.24%	0.35%	0.57%	0.22%
Expense waiver/reimbursement[5]	0.10%	0.12%	0.14%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$324,595	$262,572	$196,787	$138,388	$105,590
Portfolio turnover[6]	71%	62%	71%	130%	133%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$44.24	$39.32	$31.63	$31.06	$39.55
Income From Investment Operations:
Net investment income (loss)[1]	(0.34)	(0.22)	(0.14)	(0.06)	(0.19)
Net realized and unrealized gain (loss)	7.03	8.89	8.11	3.82	(1.43)
Total From Investment Operations	6.69	8.67	7.97	3.76	(1.62)
Less Distributions:
Distributions from net realized gain	(2.29)	(3.75)	(0.28)	(3.19)	(6.87)
Net Asset Value, End of Period	$48.64	$44.24	$39.32	$31.63	$31.06
Total Return[2]	15.63%	22.83%	25.38%	13.50%	(5.67)%
Ratios to Average Net Assets:
Net expenses[3]	1.81%	1.80%	1.81%	1.81%	1.81%
Net investment income (loss)	(0.74)%	(0.53)%	(0.42)%	(0.20)%	(0.55)%
Expense waiver/reimbursement[4]	0.08%	0.11%	0.12%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,930	$94,358	$52,240	$35,028	$33,256
Portfolio turnover[5]	71%	62%	71%	130%	133%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$51.83	$45.23	$36.20	$34.96	$43.40
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.25	0.25	0.29	0.20
Net realized and unrealized gain (loss)	8.32	10.32	9.32	4.35	(1.63)
Total From Investment Operations	8.49	10.57	9.57	4.64	(1.43)
Less Distributions:
Distributions from net investment income	(0.14)	(0.22)	(0.26)	(0.21)	(0.14)
Distributions from net realized gain	(2.29)	(3.75)	(0.28)	(3.19)	(6.87)
Total Distributions	(2.43)	(3.97)	(0.54)	(3.40)	(7.01)
Net Asset Value, End of Period	$57.89	$51.83	$45.23	$36.20	$34.96
Total Return[2]	16.87%	24.14%	26.73%	14.69%	(4.67)%
Ratios to Average Net Assets:
Net expenses[3]	0.75%	0.74%	0.74%	0.74%	0.74%
Net investment income	0.32%	0.52%	0.64%	0.86%	0.52%
Expense waiver/reimbursement[4]	0.15%	0.17%	0.18%	0.21%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,849,517	$1,803,567	$750,516	$413,248	$291,517
Portfolio turnover[5]	71%	62%	71%	130%	133%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$50.39	$44.07	$35.29	$34.16	$42.56
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.24	0.25	0.28	0.20
Net realized and unrealized gain (loss)	8.08	10.05	9.07	4.26	(1.59)
Total From Investment Operations	8.25	10.29	9.32	4.54	(1.39)
Less Distributions:
Distributions from net investment income	(0.14)	(0.22)	(0.26)	(0.22)	(0.14)
Distributions from net realized gain	(2.29)	(3.75)	(0.28)	(3.19)	(6.87)
Total Distributions	(2.43)	(3.97)	(0.54)	(3.41)	(7.01)
Net Asset Value, End of Period	$56.21	$50.39	$44.07	$35.29	$34.16
Total Return[2]	16.89%	24.15%	26.72%	14.73%	(4.66)%
Ratios to Average Net Assets:
Net expenses[3]	0.74%	0.73%	0.73%	0.73%	0.73%
Net investment income	0.32%	0.52%	0.65%	0.84%	0.53%
Expense waiver/reimbursement[4]	0.08%	0.11%	0.12%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$591,635	$209,736	$66,730	$40,680	$16,717
Portfolio turnover[5]	71%	62%	71%	130%	133%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investment in securities, at value including $105,160,706 of investments in affiliated holdings* (identified cost $3,106,553,031, including $93,882,138 of identified cost in affiliated holdings)	$3,906,137,549
Income receivable	1,864,948
Income receivable from affiliated holdings	252,696
Receivable for investments sold	27,798,073
Receivable for shares sold	3,922,941
Total Assets	3,939,976,207
Liabilities:
Payable for investments purchased	21,972,940
Payable for shares redeemed	2,339,963
Payable for investment adviser fee (Note 5)	65,234
Payable for administrative fee (Note 5)	8,239
Payable for Directors’/Trustees’ fees (Note 5)	2,961
Payable for distribution services fee (Note 5)	93,333
Payable for other service fees (Notes 2 and 5)	179,013
Accrued expenses (Note 5)	638,187
Total Liabilities	25,299,870
Net assets for 68,560,403 shares outstanding	$3,914,676,337
Net Assets Consist of:
Paid-in capital	$3,015,372,016
Total distributable earnings (loss)	899,304,321
Net Assets	$3,914,676,337
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($324,594,606 ÷ 5,750,446 shares outstanding), no par value, unlimited shares authorized	$56.45
Offering price per share (100/94.50 of $56.45)	$59.74
Redemption proceeds per share	$56.45
Class C Shares:
Net asset value per share ($148,930,000 ÷ 3,061,868 shares outstanding), no par value, unlimited shares authorized	$48.64
Offering price per share	$48.64
Redemption proceeds per share (99.00/100 of $48.64)	$48.15
Institutional Shares:
Net asset value per share ($2,849,516,806 ÷ 49,222,574 shares outstanding), no par value, unlimited shares authorized	$57.89
Offering price per share	$57.89
Redemption proceeds per share	$57.89
Class R6 Shares:
Net asset value per share ($591,634,925 ÷ 10,525,515 shares outstanding), no par value, unlimited shares authorized	$56.21
Offering price per share	$56.21
Redemption proceeds per share	$56.21

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Operations
Year Ended July 31, 2026

Investment Income:
Dividends (including $3,209,779 received from affiliated holdings* and net of foreign taxes withheld of $1,272)	$33,396,292
Net income on securities loaned (includes $11,510 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,601
TOTAL INCOME	33,397,893
Expenses:
Investment adviser fee (Note 5)	21,831,461
Administrative fee (Note 5)	2,411,417
Custodian fees	103,539
Transfer agent fees (Note 2)	2,520,376
Directors’/Trustees’ fees (Note 5)	14,628
Auditing fees	33,996
Legal fees	11,303
Portfolio accounting fees	210,370
Distribution services fee (Note 5)	916,754
Other service fees (Notes 2 and 5)	1,037,932
Share registration costs	458,109
Printing and postage	111,659
Miscellaneous (Note 5)	36,467
TOTAL EXPENSES	29,698,011
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(2,452,504)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,693,436)
TOTAL WAIVER AND REIMBURSEMENTS	(4,145,940)
Net expenses	25,552,071
Net investment income	7,845,822
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	147,251,075
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $1,434,334 on investments in affiliated holdings*)	341,903,911
Net realized and unrealized gain (loss) on investments	489,154,986
Change in net assets resulting from operations	$497,000,808

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

Year Ended July 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,845,822	$6,508,657
Net realized gain (loss)	147,251,075	109,469,840
Net change in unrealized appreciation/depreciation	341,903,911	235,540,712
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	497,000,808	351,519,209
Distributions to Shareholders:
Class A Shares	(12,358,714)	(17,738,288)
Class C Shares	(5,765,981)	(5,528,744)
Institutional Shares	(102,263,582)	(77,210,457)
Class R6 Shares	(12,661,344)	(6,232,664)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(133,049,621)	(106,710,153)
Share Transactions:
Proceeds from sale of shares	2,129,030,757	1,365,448,095
Net asset value of shares issued to shareholders in payment of distributions declared	121,550,959	93,576,349
Cost of shares redeemed	(1,070,089,931)	(399,873,105)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,180,491,785	1,059,151,339
Change in net assets	1,544,442,972	1,303,960,395
Net Assets:
Beginning of period	2,370,233,365	1,066,272,970
End of period	$3,914,676,337	$2,370,233,365
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Notes to Financial Statements
July 31, 2026
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
13

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $4,145,940 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$275,963	$(70,074)
Class C Shares	103,381	—
Institutional Shares	2,107,576	(1,623,362)
Class R6 Shares	33,456	—
TOTAL	$2,520,376	$(1,693,436)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended July 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$732,347
Class C Shares	305,585
TOTAL	$1,037,932
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Financial Statements and Additional Information
14

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the fair value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the fair value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of July 31, 2026, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,165,212	$61,203,273	1,261,314	$58,918,537
Shares issued to shareholders in payment of distributions declared	223,243	11,450,126	339,789	15,844,045
Shares redeemed	(826,214)	(43,504,772)	(858,193)	(39,233,337)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	562,241	$29,148,627	742,910	$35,529,245
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,203,857	$54,854,276	965,966	$39,827,825
Shares issued to shareholders in payment of distributions declared	114,791	5,097,876	124,934	5,116,049
Shares redeemed	(389,874)	(17,823,055)	(286,445)	(11,664,866)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	928,774	$42,129,097	804,455	$33,279,008
	Year Ended 7/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	29,838,754	$1,609,366,614	23,293,426	$1,108,388,969
Shares issued to shareholders in payment of distributions declared	1,809,524	94,999,996	1,416,558	67,513,142
Shares redeemed	(17,223,809)	(940,438,176)	(6,503,519)	(305,923,100)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	14,424,469	$763,928,434	18,206,465	$869,979,011
Annual Financial Statements and Additional Information
15

	Year Ended 7/31/2026		Year Ended 7/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,462,148	$403,606,594	3,456,663	$158,312,764
Shares issued to shareholders in payment of distributions declared	196,252	10,002,961	110,123	5,103,113
Shares redeemed	(1,295,127)	(68,323,928)	(918,564)	(43,051,802)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	6,363,273	$345,285,627	2,648,222	$120,364,075
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	22,278,757	$1,180,491,785	22,402,052	$1,059,151,339
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$6,654,473	$5,006,118
Long-term capital gains	$126,395,148	$101,704,035
TOTAL	$133,049,621	$106,710,153
As of July 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,816,570
Net unrealized appreciation	$773,569,263
Undistributed long-term capital gains	$120,918,488
TOTAL	$899,304,321
At July 31, 2026, the cost of investments for federal tax purposes was $3,132,568,286. The net unrealized appreciation of investments for federal tax purposes was $773,569,263. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $859,864,617 and unrealized depreciation from investments for those securities having an excess of cost over value of $86,295,354. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2026, the Adviser voluntarily waived $2,402,308 of its fee and voluntarily reimbursed $1,693,436 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2026, the Adviser reimbursed $50,196.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information
16

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$916,754
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended July 31, 2026, FSC retained $354,603 of fees paid by the Fund. For the year ended July 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2026, FSC retained $76,526 in sales charges from the sale of Class A Shares. For the year ended July 31, 2026, FSC retained $24,355 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2026, FSSC received $16,415 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.84%, 0.75% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2025, the Fee Limit for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 1.04%, 1.83%, 0.74% and 0.73%, respectively. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2026, were as follows:
Purchases	$3,214,179,380
Sales	$2,188,708,909
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Annual Financial Statements and Additional Information
17

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2026, the Fund had no outstanding loans. During the year ended July 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2026, there were no outstanding loans. During the year ended July 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2026, the amount of long-term capital gains designated by the Fund was $126,395,148.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2026, 100% qualify for the dividend received deduction available to corporate shareholders.
For the fiscal year ended July 31, 2026, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
13. SUBSEQUENT EVENT
On August 21, 2026, the Fund approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which the Fund would acquire all or substantially all of the assets of the HVIA Equity Fund in complete liquidation and termination of that Fund. This reorganization is expected to occur in the fourth quarter of 2026.
Annual Financial Statements and Additional Information
18

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT ALL CAP CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT All Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series) at July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2026
Annual Financial Statements and Additional Information
19

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes MDT All Cap Core Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees ”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
20

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
21

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors
Annual Financial Statements and Additional Information
22

considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Peer Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board
Annual Financial Statements and Additional Information
23

considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
24

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT All Cap Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
37309 (9/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2026

Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated Hermes MDT Balanced Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2026
Shares or Principal Amount			Value
		COMMON STOCKS—60.7%
		Communication Services—5.4%
30,474		Alphabet, Inc., Class A	$ 10,852,706
16,131	[1]	CarGurus, Inc.	584,587
21,112	[1]	Cars.com, Inc.	250,177
7,307	[1]	Charter Communications, Inc.	1,059,369
2,948		Meta Platforms, Inc.	1,641,181
37,305	[1]	Netflix, Inc.	2,675,141
43,048	[1]	Optimum Communications, Inc.	32,811
12,419	[1]	Pinterest, Inc.	298,180
486	[1]	Reddit, Inc.	68,366
20,117	[1]	Trade Desk, Inc./The	362,911
2,598		Verizon Communications, Inc.	121,612
12,922	[1]	ZoomInfo Technologies, Inc.	42,643
		TOTAL	17,989,684
		Consumer Discretionary—6.2%
35,999		Advance Auto Parts, Inc.	1,999,385
826	[1]	Airbnb, Inc.	125,156
21,904	[1]	Amazon.com, Inc.	5,948,688
6,656	[1]	Capri Holdings Ltd.	106,030
2,517	[1]	Chipotle Mexican Grill, Inc.	93,683
3,515	[1]	Deckers Outdoor Corp.	340,533
464	[1]	Duolingo, Inc.	62,552
3,599		Expedia Group, Inc.	1,060,769
9,017	[1]	Five Below, Inc.	1,957,861
22,641		Ford Motor Co.	332,370
736		General Motors Co.	65,401
15,297	[1]	Goodyear Tire & Rubber Co.	106,314
10,436	[1]	Lululemon Athletica, Inc.	1,240,527
644		Murphy USA, Inc.	391,397
3,176	[1]	SharkNinja, Inc.	513,782
5,483	[1]	Tesla, Inc.	1,706,364
4,448		TJX Cos., Inc.	699,848
711	[1]	Ulta Beauty, Inc.	364,622
30,877	[1]	Viking Holdings Ltd.	3,222,015
1,216		Yum! Brands, Inc.	186,389
		TOTAL	20,523,686
		Consumer Staples—2.5%
11,638		Albertsons Cos., Inc.	134,768
3,353		Altria Group, Inc.	229,110
2,710		Coca-Cola Bottling Co.	509,209
3,573		Costco Wholesale Corp.	3,401,103
3,638		Kimberly-Clark Corp.	397,670
21,095	[1]	Maplebear, Inc.	940,837
2,017		PepsiCo, Inc.	281,493
564		Philip Morris International, Inc.	107,622
20,893		WalMart, Inc.	2,323,302
		TOTAL	8,325,114
		Energy—1.4%
336		Chevron Corp.	66,135
5,480		EOG Resources, Inc.	814,821
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
7,034	[1]	ExxonMobil Holdings Corp.	$ 1,093,365
3,074		Occidental Petroleum Corp.	175,433
11,786		PBF Energy, Inc.	851,892
235		Targa Resources, Inc.	63,537
1,081		TechnipFMC PLC	77,464
10,462		Weatherford International PLC	918,459
6,979		Williams Cos., Inc.	499,278
		TOTAL	4,560,384
		Financials—8.0%
4,958		Ameriprise Financial, Inc.	2,706,275
15,192		Bank of New York Mellon Corp.	2,374,965
1,512		Cboe Global Markets, Inc.	469,068
2,474		Charles Schwab Corp.	260,364
78,588	[1]	Fiserv, Inc.	4,239,037
1,950		Globe Life, Inc.	355,388
448		Goldman Sachs Group, Inc.	456,234
5,391		Interactive Brokers Group, Inc., Class A	474,354
23,737		Jackson Financial, Inc.	2,902,560
997		Morgan Stanley	209,789
10,570		Northern Trust Corp.	1,925,748
4,850	[1]	Oscar Health, Inc.	151,417
18,536		Prudential Financial, Inc.	2,262,875
21,026		State Street Corp.	3,872,148
942		The Hartford Insurance Group, Inc.	133,679
7,990		The Travelers Cos., Inc.	2,991,136
10,476		Virtu Financial, Inc.	615,256
31,056		Western Union Co.	197,516
		TOTAL	26,597,809
		Health Care—6.2%
16,203		AbbVie, Inc.	4,065,981
1,837	[1]	Align Technology, Inc.	310,747
549	[1]	Alnylam Pharmaceuticals, Inc.	112,830
4,353		Amgen, Inc.	1,676,602
7,913	[1]	AnaptysBio, Inc.	422,238
829	[1]	Biogen, Inc.	168,246
1,532	[1]	BioMarin Pharmaceutical, Inc.	91,951
1,694		Cardinal Health, Inc.	389,671
2,107		Cencora, Inc.	655,993
1,010	[1]	Charles River Laboratories International, Inc.	234,835
28,629	[1]	Community Health Systems, Inc.	79,875
17,996	[1]	Elanco Animal Health, Inc.	474,555
1,571		Eli Lilly & Co.	1,804,828
7,197		Gilead Sciences, Inc.	937,121
624		Humana, Inc.	227,049
6,050	[1]	Illumina, Inc.	1,240,855
5,224	[1]	Incyte Corp.	624,372
338	[1]	Insulet Corp.	55,888
1,627	[1]	Intuitive Surgical, Inc.	574,868
7,732		Johnson & Johnson	1,982,098
2,428	[1]	Liquidia Corp.	204,219
7,731	[1]	Moderna, Inc.	423,813
5,672	[1]	Omnicell, Inc.	200,619
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,734		Regeneron Pharmaceuticals, Inc.	$ 1,322,400
724		Teleflex, Inc.	98,978
2,463		UnitedHealth Group, Inc.	1,020,667
3,926	[1]	Veeva Systems, Inc.	800,040
492	[1]	Vertex Pharmaceuticals, Inc.	234,733
		TOTAL	20,436,072
		Industrials—6.2%
1,156		Allegion PLC	181,954
8,207		Allison Transmission Holdings, Inc.	940,030
12,831		Atmus Filtration Technologies, Inc.	662,465
283		Automatic Data Processing, Inc.	75,408
402	[1]	Bloom Energy Corp.	82,736
838		C.H. Robinson Worldwide, Inc.	123,798
182		Caterpillar, Inc.	148,295
11,222	[1]	Copart, Inc.	326,785
9,775		GE Aerospace	3,519,684
3,756		GE Vernova, Inc.	3,719,529
1,258		General Dynamics Corp.	482,342
4,060		Johnson Controls International PLC	595,440
1,988		Lennox International, Inc.	826,770
1,602		Lockheed Martin Corp.	933,550
382		Northrop Grumman Corp.	207,227
4,245		Paycom Software, Inc.	696,010
17,484		Pitney Bowes, Inc.	306,495
124		Rockwell Automation, Inc.	59,530
6,132		RTX Corp.	1,319,729
732		Ryder System, Inc.	187,699
10,643		Southwest Airlines Co.	478,616
6,476	[1]	SPX Technologies, Inc.	1,422,259
553		Trane Technologies PLC	251,587
9,412	[1]	Uber Technologies, Inc.	662,228
2,268	[1]	United Airlines Holdings, Inc.	275,176
18,168		Veralto Corp.	1,710,881
691		Vertiv Holdings Co.	166,925
		TOTAL	20,363,148
		Information Technology—18.9%
1,925	[1]	Adobe, Inc.	482,039
2,409	[1]	Advanced Micro Devices, Inc.	1,147,045
242		Analog Devices, Inc.	88,913
39,264		Apple, Inc.	12,129,042
2,167		Applied Materials, Inc.	1,100,121
8,488	[1]	Arista Networks, Inc.	1,530,811
236	[1]	Astera Labs, Inc.	73,450
3,833	[1]	Atlassian Corp. PLC	387,191
10,506		Broadcom, Inc.	4,089,776
4,701	[1]	Cirrus Logic, Inc.	608,074
8,297		Cisco Systems, Inc.	962,369
452		Corning, Inc.	62,489
8,092	[1]	Crowdstrike Holdings, Inc.	1,544,439
14,042	[1]	DXC Technology Co.	157,832
7,396	[1]	Enphase Energy, Inc.	277,646
12,031	[1]	Fortinet, Inc.	1,948,420
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
3,508	[1]	Gartner, Inc., Class A	$ 529,778
7,763	[1]	GoDaddy, Inc.	642,311
7,558		Hewlett Packard Enterprise Co.	362,028
12,575	[1]	Intel Corp.	1,134,265
7,295		Intuit, Inc.	2,305,731
183	[1]	Keysight Technologies, Inc.	58,392
723		KLA Corp.	132,179
2,664		Lam Research Corp.	780,605
293	[1]	Lumentum Holdings, Inc.	209,184
3,301		Micron Technology, Inc.	2,716,822
14,659		Microsoft Corp.	6,812,331
4,044		NetApp, Inc.	721,854
63,780		NVIDIA Corp.	12,803,835
1,131	[1]	Onto Innovation, Inc.	292,454
5,556		Pegasystems, Inc.	169,736
3,495	[1]	Qnity Electronics, Inc.	458,474
939	[1]	Sandisk Corp.	1,140,725
10,095		Skyworks Solutions, Inc.	628,717
2,028		TD SYNNEX Corp.	518,560
2,530		Teradyne, Inc.	930,256
6,797		Texas Instruments, Inc.	1,874,205
498	[1]	Tyler Technologies, Inc.	154,181
7,238		Vishay Intertechnology, Inc.	247,684
93		Western Digital Corp.	50,670
15,452		Xerox Holdings Corp.	45,583
		TOTAL	62,310,217
		Materials—1.2%
2,838		Albemarle Corp.	333,863
13,347		Alcoa Corp.	604,085
21,518		Celanese Corp.	962,285
21,565		Newmont Corp.	2,020,856
		TOTAL	3,921,089
		Real Estate—3.5%
10,500		Acadia Realty Trust	235,935
4,400		American Homes 4 Rent	147,048
2,500		American Tower Corp.	433,400
2,800		BXP, Inc.	196,336
2,900		Camden Property Trust	321,349
16,167	[1]	CoStar Group, Inc.	464,963
6,000		Cousins Properties, Inc.	189,300
4,500		Cubesmart	186,570
5,500		Curbline Properties Corp.	168,520
32,500		DiamondRock Hospitality Co.	430,300
3,450		Digital Realty Trust, Inc.	650,394
2,150		EastGroup Properties, Inc.	449,372
540		Equinix, Inc.	550,411
1,600		Essex Property Trust, Inc.	454,624
16,000		Host Hotels & Resorts, Inc.	402,080
2,000		Iron Mountain, Inc.	244,640
10,200		Kite Realty Group Trust	291,924
26,300		Macerich Co. (The)	679,592
27,600		Park Hotels & Resorts, Inc.	415,656
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
13,000		Pebblebrook Hotel Trust	$ 248,300
6,250		ProLogis, Inc.	903,812
1,200		Public Storage	389,004
4,200		Simon Property Group, Inc.	963,354
26,000		Sunstone Hotel Investors, Inc.	306,020
3,700		Terreno Realty Corp.	265,105
5,800		Ventas, Inc.	542,358
4,500		Welltower, Inc.	1,054,980
		TOTAL	11,585,347
		Utilities—1.2%
1,720		American Electric Power Co., Inc.	219,902
1,058		DTE Energy Co.	150,099
12,540		Duke Energy Corp.	1,572,892
9,147		Edison International	671,115
28,384		Exelon Corp.	1,300,555
		TOTAL	3,914,563
		TOTAL COMMON STOCKS (IDENTIFIED COST $152,977,880)	200,527,113
		CORPORATE BONDS—9.2%
		Basic Industry - Metals & Mining—0.3%
$ 300,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.250%, 3/19/2036	291,247
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	200,111
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	15,533
155,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.900%, 7/1/2031	153,348
300,000		Southern Copper Corp., Sr. Unsecd. Note, 5.350%, 6/24/2036	291,501
		TOTAL	951,740
		Capital Goods - Aerospace & Defense—0.1%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	126,107
250,000		L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	230,279
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	14,938
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 5.647% (CME Term SOFR 3 Month +1.996%), 2/15/2042	36,531
		TOTAL	407,855
		Capital Goods - Building Materials—0.1%
225,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	226,533
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	86,597
		TOTAL	313,130
		Capital Goods - Construction Machinery—0.2%
275,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	266,762
255,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	253,975
		TOTAL	520,737
		Capital Goods - Diversified Manufacturing—0.1%
65,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	61,551
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	58,338
200,000		Siemens Funding B.V., Sr. Unsecd. Note, 144A, 5.200%, 5/28/2035	199,706
		TOTAL	319,595
		Capital Goods - Environmental—0.1%
190,000		Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	189,499
		Communications - Cable & Satellite—0.1%
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	277,713
145,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	76,408
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	12,259
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	$ 9,040
	TOTAL	375,420
	Communications - Media & Entertainment—0.1%
30,000	Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	23,297
200,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	160,108
180,000	Meta Platforms, Inc., Sr. Unsecd. Note, 6.300%, 5/15/2056	165,347
	TOTAL	348,752
	Communications - Telecom Wireless—0.4%
350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	340,740
200,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	190,585
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	293,459
180,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	154,870
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.350%, 6/18/2036	193,605
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	225,669
	TOTAL	1,398,928
	Communications - Telecom Wirelines—0.4%
275,000	AT&T, Inc., Sr. Secd. Note, 6.050%, 8/15/2056	249,044
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	7,256
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	6,524
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,591
350,000	AT&T, Inc., Sr. Unsecd. Note, 6.200%, 10/30/2056	324,256
180,000	Beacon Point Dc LLC, 144A, 6.129%, 11/30/2042	172,825
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	131,139
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	84,811
230,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	210,251
	TOTAL	1,190,697
	Consumer Cyclical - Automotive—0.3%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	277,390
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	157,027
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	178,663
225,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.150%, 7/15/2035	230,296
225,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	225,917
10,000	Mercedes-Benz Finance NA LLC, Co. Guarantee, 8.500%, 1/18/2031	11,347
	TOTAL	1,080,640
	Consumer Cyclical - Retailers—0.0%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	167,493
	Consumer Cyclical - Services—0.2%
195,000	Amazon.com, Inc., 4.100%, 11/20/2030	188,950
300,000	Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	291,111
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	14,150
200,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	200,250
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	8,654
	TOTAL	703,115
	Consumer Non-Cyclical - Food/Beverage—0.3%
30,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	28,547
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	292,359
300,000	Danone S.A., Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	298,995
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	265,980
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	12,910
	TOTAL	898,791
	Consumer Non-Cyclical - Health Care—0.2%
200,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	191,863
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	$ 106,786
300,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	301,457
	TOTAL	600,106
	Consumer Non-Cyclical - Pharmaceuticals—0.3%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	389,443
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	12,205
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	8,682
400,000	Eli Lilly & Co., Sr. Unsecd. Note, 5.600%, 5/20/2056	381,542
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	13,326
260,000	Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	254,282
	TOTAL	1,059,480
	Consumer Non-Cyclical - Products—0.1%
500,000	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	487,392
	Consumer Non-Cyclical - Tobacco—0.1%
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	465,773
	Energy - Independent—0.2%
50,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	50,786
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	3,455
125,000	Devon Energy Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	124,650
6,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	5,945
250,000	Occidental Petroleum Corp., 5.550%, 10/1/2034	250,830
125,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	133,916
	TOTAL	569,582
	Energy - Integrated—0.2%
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	296,116
170,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	166,860
150,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	146,216
	TOTAL	609,192
	Energy - Midstream—0.8%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	114,719
400,000	Columbia Pipelines Operating Co. LLC, Sr. Unsecd. Note, 144A, 5.507%, 5/15/2036	393,488
400,000	Enbridge, Inc., Sr. Unsecd. Note, 5.200%, 11/20/2035	390,495
275,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	263,288
20,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,118
115,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	105,703
10,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	9,605
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	169,772
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	21,859
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,947
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,429
350,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 5/15/2036	339,657
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	65,390
325,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2036	324,893
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	5,183
10,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,999
250,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	244,220
	TOTAL	2,522,765
	Energy - Refining—0.1%
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	11,786
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,460
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	14,933
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Refining—continued
$ 300,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	$ 289,980
	TOTAL	327,159
	Financial Institution - Banking—1.5%
350,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	349,169
220,000	Bank of America Corp., Sub. Note, 5.489%, 4/23/2037	214,412
195,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.540%, 4/23/2032	191,121
70,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 5.316%, 6/6/2036	69,642
300,000	Citibank, N.A., Sr. Unsecd. Note, 4.846%, 6/18/2032	296,506
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	147,996
15,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	14,965
75,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	76,523
215,000	FNB Corp. (PA), 5.722%, 12/11/2030	215,377
350,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.425%, 6/3/2037	342,053
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	154,321
15,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	12,926
300,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.148%, 4/23/2037	291,008
150,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	156,637
100,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	97,974
350,000	Morgan Stanley Private Bank NA, Sr. Unsecd. Note, 4.465%, 11/19/2031	340,731
100,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	89,027
180,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	178,310
105,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	106,982
160,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	162,848
240,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	243,582
165,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	168,408
10,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	9,349
205,000	Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	200,187
300,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	307,500
250,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	218,649
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	200,465
10,000	Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	9,983
	TOTAL	4,866,651
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
300,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.125%, 4/28/2031	293,748
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	68,970
	TOTAL	362,718
	Financial Institution - Finance Companies—0.2%
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	223,091
280,000	Aircastle Ltd., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2031	275,345
	TOTAL	498,436
	Financial Institution - Insurance - Health—0.1%
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	246,763
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.150%, 7/15/2034	248,076
	TOTAL	494,839
	Financial Institution - Insurance - Life—0.3%
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	298,458
105,000	Lincoln Financial Global Funding, Secured Note, 144A, 4.950%, 5/21/2031	103,596
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	15,139
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	12,635
175,000	Northwestern Mutual Life Insurance Co., Sub., 144A, 6.050%, 6/30/2056	170,814
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	17,004
350,000	PRICOA Global Funding I, Secured Note, 144A, 4.350%, 11/25/2030	341,929
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	$ 51,072
	TOTAL	1,010,647
	Financial Institution - Insurance - P&C—0.1%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	7,817
300,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 5.300%, 5/20/2036	297,144
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	40,397
	TOTAL	345,358
	Financial Institution - REIT - Apartment—0.2%
250,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.000%, 8/1/2035	243,680
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	55,791
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	168,639
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	69,933
	TOTAL	538,043
	Financial Institution - REIT - Healthcare—0.1%
275,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	271,248
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	183,491
	TOTAL	454,739
	Financial Institution - REIT - Office—0.1%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	69,238
200,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2035	195,620
	TOTAL	264,858
	Financial Institution - REIT - Other—0.0%
70,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	70,031
	Financial Institution - REIT - Retail—0.1%
275,000	Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	273,026
	Technology—0.9%
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	7,949
165,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	162,282
70,000	Broadcom, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2051	47,332
220,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 4/15/2032	207,085
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	17,673
250,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.750%, 7/15/2031	245,879
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	105,531
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,720
205,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	195,336
190,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 4/1/2033	188,368
300,000	Intel Corp., Sr. Unsecd. Note, 6.125%, 5/15/2056	281,738
300,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	265,273
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	4,191
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	6,926
190,000	Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	138,659
200,000	Oracle Corp., Sr. Unsecd. Note, 6.125%, 8/3/2065	158,291
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	496,365
175,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	156,055
150,000	Sopaipilla Investor LLC, 144A, 7.534%, 11/30/2048	155,576
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	14,026
	TOTAL	2,859,255
	Transportation - Services—0.1%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	14,532
210,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	212,365
275,000	United Parcel Service, Inc., Sr. Unsecd. Note, 5.950%, 5/14/2055	269,227
	TOTAL	496,124
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—0.6%
$ 200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	$ 121,780
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	88,731
70,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	67,595
300,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	298,510
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	114,730
65,000	Emera US Finance, LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	63,752
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	28,415
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.900%, 3/15/2055	187,075
500,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 5.200%, 4/1/2036	483,409
250,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	226,028
103,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	90,975
170,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	171,063
	TOTAL	1,942,063
	Utility - Natural Gas Distributor—0.1%
300,000	Southern California Gas Co., Term Loan - 1st Lien, 5.450%, 6/15/2035	301,214
	Utility - Other—0.0%
125,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	127,095
	TOTAL CORPORATE BONDS (IDENTIFIED COST $31,821,761)	30,412,938
	EXCHANGE-TRADED FUNDS—5.6%
61,200	iShares Core MSCI Emerging Markets ETF	4,749,732
129,800	iShares MSCI EAFE ETF	13,704,284
	Total Exchange-Traded Funds (IDENTIFIED COST $14,498,196)	18,454,016
	U.S. TREASURIES—5.1%
	Treasury Inflation-Indexed Note—0.3%
$1,201,311	U.S. Treasury Inflation-Protected Notes, 0.750%, 7/15/2028	1,170,143
	U.S. Treasury Bond—0.4%
340,000	United States Treasury Bond, 2.250%, 2/15/2052	193,999
125,000	United States Treasury Bond, 3.000%, 8/15/2052	84,180
50,000	United States Treasury Bond, 3.250%, 5/15/2042	39,609
150,000	United States Treasury Bond, 4.125%, 8/15/2053	124,734
475,000	United States Treasury Bond, 4.250%, 8/15/2054	403,453
160,000	United States Treasury Bond, 4.500%, 11/15/2054	141,750
50,000	United States Treasury Bond, 4.625%, 2/15/2055	45,226
150,000	United States Treasury Bond, 4.625%, 11/15/2055	135,750
100,000	United States Treasury Bond, 4.750%, 8/15/2055	92,344
	TOTAL	1,261,045
	U.S. Treasury Note—4.4%
500,000	United States Treasury Note, 2.375%, 3/31/2029	475,692
500,000	United States Treasury Note, 2.750%, 5/31/2029	479,194
550,000	United States Treasury Note, 3.125%, 8/31/2029	530,840
400,000	United States Treasury Note, 3.500%, 10/31/2027	396,527
600,000	United States Treasury Note, 3.500%, 3/15/2029	587,940
300,000	United States Treasury Note, 3.625%, 8/31/2030	291,383
300,000	United States Treasury Note, 3.625%, 10/31/2030	291,007
300,000	United States Treasury Note, 3.750%, 10/31/2032	287,507
200,000	United States Treasury Note, 3.750%, 2/28/2033	191,129
700,000	United States Treasury Note, 3.875%, 12/31/2027	696,456
150,000	United States Treasury Note, 3.875%, 6/15/2028	148,930
300,000	United States Treasury Note, 3.875%, 5/15/2029	296,506
920,000	United States Treasury Note, 3.875%, 6/30/2030	903,100
475,000	United States Treasury Note, 4.000%, 5/31/2028	472,790
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Note—continued
$ 200,000		United States Treasury Note, 4.000%, 2/28/2030	$ 197,580
525,000		United States Treasury Note, 4.000%, 3/31/2030	518,398
100,000		United States Treasury Note, 4.000%, 7/31/2030	98,571
175,000		United States Treasury Note, 4.000%, 6/30/2032	170,555
1,600,000		United States Treasury Note, 4.125%, 6/30/2028	1,595,872
295,000		United States Treasury Note, 4.125%, 7/31/2028	294,147
2,200,000		United States Treasury Note, 4.125%, 6/15/2029	2,188,053
1,675,000	[3]	United States Treasury Note, 4.125%, 10/31/2029	1,663,424
450,000		United States Treasury Note, 4.125%, 2/29/2032	442,422
350,000		United States Treasury Note, 4.375%, 11/30/2030	349,481
200,000		United States Treasury Note, 4.375%, 5/15/2036	194,782
650,000		United States Treasury Note, 4.500%, 12/31/2031	651,218
		TOTAL	14,413,504
		TOTAL U.S. TREASURIES (IDENTIFIED COST $17,259,904)	16,844,692
		ASSET-BACKED SECURITIES—2.5%
		Auto Receivables—1.3%
300,000		AmeriCredit Automobile Receivables Trust 2025-1, Class A3, 4.120%, 5/20/2030	298,786
285,000		BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	284,964
113,666		Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	114,123
300,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	306,401
250,000		Ford Credit Floorplan Master Owner Trust 2026-2, Class A, 4.600%, 5/15/2033	248,289
300,000		General Motors 2024-2A, Class B, 5.350%, 3/15/2031	297,288
250,000		General Motors 2026, Class B, 5.010%, 5/16/2033	247,565
129,683		Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	130,294
150,000		LAD Auto Receivables Trust 2025-2A, Class C, 4.700%, 8/16/2032	149,034
97,404		M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	98,004
174,919		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	175,605
242,481		Santander Drive Auto Receivables Trust 2023-3, Class C, 5.770%, 11/15/2030	244,629
133,331		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	134,039
225,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	228,229
250,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class A4, 4.500%, 3/20/2029	250,273
250,000		Toyota Auto Loan Extended Note 2023-1A, Class A, 4.930%, 6/25/2036	251,714
243,772		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.728%, 9/26/2033	243,232
300,000		Wheels Fleet Lease Funding LLC 2026-1, Class A3, 4.390%, 4/18/2039	297,169
200,000		Yamaha Motor Master Trust 2026 A1, Class A1, 4.430%, 4/15/2031	198,496
		TOTAL	4,198,134
		Credit Card—0.1%
400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	394,389
		Equipment Lease—0.8%
185,000		Dell Equipment Finance Trust 2025-1, Class A3, 4.610%, 2/24/2031	185,461
375,000		Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	373,304
300,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	301,407
300,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	304,348
200,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	200,540
280,000		Great America Leasing Receivables 2025-1, Class A4, 4.580%, 1/15/2032	278,418
400,000		HPEFS Equipment Trust 2024-2A, Class C, 5.520%, 10/20/2031	402,556
300,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	301,460
300,000		MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	303,250
		TOTAL	2,650,744
		Other—0.3%
300,000		PFS Financing Corp. 2024-F, Class A, 4.750%, 8/15/2029	301,571
225,000		PFS Financing Corp. 2025-D, Class A, 4.470%, 5/15/2030	224,841
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 200,000		PFS Financing Corp. 2025-F, Class A, 4.400%, 8/15/2030	$ 199,380
250,000		PFS Financing Corp. 2026-D, Class A, 4.490%, 5/15/2031	248,983
		TOTAL	974,775
		Student Loans—0.0%
95,871		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	87,953
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,304,714)	8,305,995
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.6%
		Federal Home Loan Mortgage Corporation—0.6%
849		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	869
131,216	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 4.616% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	131,233
195,179	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 4.716% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	195,956
107,918	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 4.816% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	108,403
77,743	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 4.816% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	78,030
267,962	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 4.766% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	269,662
130,830	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 4.816% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	131,169
102,599	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 4.616% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	101,991
247,655	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 4.766% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	247,486
494,900	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 4.666% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	497,189
250,000	[2]	Federal Home Loan Mortgage Corp. REMIC, Series KF171, Class AS, 4.191% (30-DAY AVERAGE SOFR +0.560%), 3/25/2036	249,922
		TOTAL	2,011,910
		Federal National Mortgage Association—0.4%
7		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	7
444,129	[2]	Federal National Mortgage Association REMIC, Series 2024-75, Class FC, 4.566% (30-DAY AVERAGE SOFR +0.950%), 10/25/2054	446,371
253,656	[2]	Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 4.816% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	256,353
248,878	[2]	Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 4.716% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	250,356
195,969	[2]	Federal National Mortgage Association REMIC, Series 2026-38, Class AF, 4.366% (30-DAY AVERAGE SOFR +0.750%), 6/25/2056	195,610
		TOTAL	1,148,697
		Government National Mortgage Association—0.5%
346,688	[2]	Government National Mortgage Association REMIC, Series 2023-65, Class FQ, 4.521% (30-DAY AVERAGE SOFR +0.900%), 5/20/2053	348,363
297,564	[2]	Government National Mortgage Association REMIC, Series 2023-83, Class DF, 4.601% (30-DAY AVERAGE SOFR +0.980%), 6/20/2053	299,799
430,901	[2]	Government National Mortgage Association REMIC, Series 2024-71, Class AF, 4.621% (30-DAY AVERAGE SOFR +1.000%), 4/20/2054	429,374
665,028	[2]	Government National Mortgage Association REMIC, Series 2025-169, Class AF, 4.621% (30-DAY AVERAGE SOFR +1.000%), 10/20/2055	669,754
		TOTAL	1,747,290
		Non-Agency Mortgage—0.1%
312,741		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	273,135
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,175,538)	5,181,032
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.4%
		Commercial Mortgage—1.0%
150,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	153,946
282,422		Bank 2024-BNK48, Class A4, 4.775%, 10/15/2057	275,264
248,029		Barclays Commercial Mortgage S 2024-5C27, Class A2, 5.550%, 7/15/2057	250,758
250,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	247,619
400,000		Barclays Commercial Mortgage S 2026-5C42, Class A2, 5.114%, 7/15/2033	399,678
350,000		Benchmark Mortgage Trust 2026, Class A2, 4.984%, 5/15/2059	347,459
200,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	204,550
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	$ 198,384
300,000		BMO Mortgage Trust 2025-5C11, Class A2, 5.187%, 7/15/2058	299,367
350,000		BMO Mortgage Trust 2025-5C12, Class A2, 4.698%, 10/15/2058	344,004
250,000	[2]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.269% (CME Term SOFR 1 Month +1.593%), 11/15/2039	250,312
225,000	[2]	ORL Trust 2024-GLKS, Class A, 5.168% (CME Term SOFR 1 Month +1.492%), 12/15/2039	225,281
225,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	226,281
		TOTAL	3,422,903
		Federal Home Loan Mortgage Corporation—0.4%
164,775		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	156,705
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	250,202
235,972		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	235,048
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	201,685
300,000	[2]	Federal Home Loan Mortgage Corp. REMIC, Series KF172, Class AS, 4.191% (30-DAY AVERAGE SOFR +0.560%), 4/25/2036	299,907
		TOTAL	1,143,547
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,625,108)	4,566,450
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
14,922		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	14,201
		Federal National Mortgage Association—0.1%
3,465		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	3,511
335		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	339
15,319		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	14,663
26,233		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	24,275
18,868		Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	18,523
9,682		Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	8,705
11,889		Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	10,683
1,699		Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	1,678
10,425		Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	9,685
6,313		Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	5,509
8,037		Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	7,247
10,682		Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	9,639
7,705		Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	6,672
5,109		Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	4,594
16,429		Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	14,386
7,638		Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	6,876
10,393		Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	10,355
12,447		Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	12,201
16,356		Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	14,679
10,578		Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	10,143
		TOTAL	194,363
		Government National Mortgage Association—0.0%
9,150		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	8,491
5,802		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	5,493
		TOTAL	13,984
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $244,581)	222,548
		MUNICIPAL BOND—0.0%
30,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $31,623)	30,284
		INVESTMENT COMPANIES—13.7%
15,327		Bank Loan Core Fund	128,288
356,496		Emerging Markets Core Fund	3,222,727
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
6,010,397	Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[4]	$ 6,010,397
493,011	High Yield Bond Core Fund	2,765,793
2,793,291	Mortgage Core Fund	22,960,849
1,134,687	Project and Trade Finance Core Fund	10,166,799
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $46,086,396)	45,254,853
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $281,025,701)[5]	329,799,921
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	386,719
	NET ASSETS—100%	$330,186,640
At July 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	1	$108,313	September 2026	$(3,250)
United States Treasury Notes 2-Year Long Futures	40	$8,224,375	September 2026	$(23,322)
United States Treasury Notes 5-Year Long Futures	55	$5,828,711	September 2026	$(44,254)
United States Treasury Notes 10-Year Long Futures	9	$972,000	September 2026	$(8,599)
United States Treasury Notes 10-Year Ultra Long Futures	35	$3,839,609	September 2026	$(71,055)
United States Treasury Ultra Bond Long Futures	42	$4,606,875	September 2026	$(168,593)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(319,073)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2026, were as follows:
Affiliated	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 7/31/2026	Shares Held as of 7/31/2026	Dividend Income
Consumer Discretionary:
Advance Auto Parts, Inc.	$2,419,143	$—	$(532,442)	$10,278	$102,406	$1,999,385	35,999	$41,725
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Affiliates	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 7/31/2026	Shares Held as of 7/31/2026	Dividend Income
Bank Loan Core Fund	$2,754,459	$218,713	$(2,817,000)	$(610)	$(27,274)	$128,288	15,327	$68,713
Emerging Markets Core Fund	$3,284,591	$525,015	$(630,000)	$(4,798)	$47,919	$3,222,727	356,496	$264,369
Federated Hermes Government Obligations Fund, Premier Shares*	$8,948,486	$69,980,515	$(72,918,604)	$—	$—	$6,010,397	6,010,397	$305,929
High Yield Bond Core Fund	$2,641,252	$431,959	$(264,000)	$(39,181)	$(4,237)	$2,765,793	493,011	$180,558
Mortgage Core Fund	$21,002,335	$3,075,387	$(980,000)	$49,591	$(186,464)	$22,960,849	2,793,291	$1,119,788
Project and Trade Finance Core Fund	$7,796,906	$2,326,547	$—	$43,346	$—	$10,166,799	1,134,687	$591,547
TOTAL OF AFFILIATED TRANSACTIONS	$46,428,029	$76,558,136	$(77,609,604)	$48,348	$(170,056)	$45,254,853	10,803,209	$2,530,904

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $283,153,015.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Financial Statements and Additional Information

Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$199,209,122	$—	$—	$199,209,122
International	1,317,991	—	—	1,317,991
Debt Securities:
Corporate Bonds	—	30,412,938	—	30,412,938
U.S. Treasuries	—	16,844,692	—	16,844,692
Asset-Backed Securities	—	8,305,995	—	8,305,995
Collateralized Mortgage Obligations	—	5,181,032	—	5,181,032
Commercial Mortgage-Backed Securities	—	4,566,450	—	4,566,450
Mortgage-Backed Securities	—	222,548	—	222,548
Municipal Bond	—	30,284	—	30,284
Exchange-Traded Funds	18,454,016	—	—	18,454,016
Investment Companies	35,088,054	—	—	35,088,054
Other Investments[1]	—	—	—	10,166,799
TOTAL SECURITIES	$254,069,183	$65,563,939	$—	$329,799,921
Other Financial Instruments:[2]
Liabilities	$(319,073)	$—	$—	$(319,073)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $10,166,799 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$22.97	$22.38	$19.51	$19.57	$23.18
Income From Investment Operations:
Net investment income (loss)[1]	0.32	0.33	0.30	0.28	0.16
Net realized and unrealized gain (loss)	2.22	2.53	2.86	0.85	(1.60)
Total From Investment Operations	2.54	2.86	3.16	1.13	(1.44)
Less Distributions:
Distributions from net investment income	(0.28)	(0.31)	(0.29)	(0.09)	(0.13)
Distributions from net realized gain	(1.65)	(1.96)	—	(1.10)	(2.04)
Total Distributions	(1.93)	(2.27)	(0.29)	(1.19)	(2.17)
Net Asset Value, End of Period	$23.58	$22.97	$22.38	$19.51	$19.57
Total Return[2]	11.57%	13.31%	16.36%	6.28%	(7.05)%
Ratios to Average Net Assets:
Net expenses[3]	1.28%	1.30%	1.31%	1.31%	1.30%
Net investment income	1.37%	1.47%	1.46%	1.48%	0.73%
Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.01%	0.04%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$166,858	$151,074	$130,833	$115,519	$114,889
Portfolio turnover[6]	63%	82%	68%	104%	110%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$22.31	$21.81	$19.02	$19.16	$22.78
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.15	0.14	0.14	(0.01)
Net realized and unrealized gain (loss)	2.16	2.46	2.78	0.82	(1.57)
Total From Investment Operations	2.29	2.61	2.92	0.96	(1.58)
Less Distributions:
Distributions from net investment income	(0.14)	(0.15)	(0.13)	—	—
Distributions from net realized gain	(1.65)	(1.96)	—	(1.10)	(2.04)
Total Distributions	(1.79)	(2.11)	(0.13)	(1.10)	(2.04)
Net Asset Value, End of Period	$22.81	$22.31	$21.81	$19.02	$19.16
Total Return[2]	10.69%	12.44%	15.46%	5.45%	(7.76)%
Ratios to Average Net Assets:
Net expenses[3]	2.06%	2.08%	2.08%	2.10%	2.06%
Net investment income (loss)	0.59%	0.69%	0.70%	0.69%	(0.05)%
Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,122	$15,267	$12,272	$11,890	$13,503
Portfolio turnover[6]	63%	82%	68%	104%	110%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$23.08	$22.47	$19.62	$19.67	$23.28
Income From Investment Operations:
Net investment income (loss)[1]	0.37	0.38	0.35	0.33	0.21
Net realized and unrealized gain (loss)	2.23	2.55	2.87	0.86	(1.60)
Total From Investment Operations	2.60	2.93	3.22	1.19	(1.39)
Less Distributions:
Distributions from net investment income	(0.33)	(0.36)	(0.37)	(0.14)	(0.18)
Distributions from net realized gain	(1.65)	(1.96)	—	(1.10)	(2.04)
Total Distributions	(1.98)	(2.32)	(0.37)	(1.24)	(2.22)
Net Asset Value, End of Period	$23.70	$23.08	$22.47	$19.62	$19.67
Total Return[2]	11.79%	13.60%	16.62%	6.57%	(6.82)%
Ratios to Average Net Assets:
Net expenses[3]	1.06%	1.06%	1.06%	1.06%	1.06%
Net investment income	1.59%	1.71%	1.72%	1.74%	0.97%
Expense waiver/reimbursement[4]	0.00%[5]	0.02%	0.02%	0.04%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$126,994	$99,413	$81,187	$69,433	$65,157
Portfolio turnover[6]	63%	82%	68%	104%	110%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$23.01	$22.40	$19.56	$19.63	$23.24
Income From Investment Operations:
Net investment income (loss)[1]	0.38	0.39	0.36	0.32	0.22
Net realized and unrealized gain (loss)	2.23	2.55	2.85	0.87	(1.61)
Total From Investment Operations	2.61	2.94	3.21	1.19	(1.39)
Less Distributions:
Distributions from net investment income	(0.34)	(0.37)	(0.37)	(0.16)	(0.18)
Distributions from net realized gain	(1.65)	(1.96)	—	(1.10)	(2.04)
Total Distributions	(1.99)	(2.33)	(0.37)	(1.26)	(2.22)
Net Asset Value, End of Period	$23.63	$23.01	$22.40	$19.56	$19.63
Total Return[2]	11.87%	13.70%	16.66%	6.59%	(6.81)%
Ratios to Average Net Assets:
Net expenses[3]	0.99%	1.02%	1.02%	1.04%	1.01%
Net investment income	1.67%	1.77%	1.75%	1.76%	1.05%
Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,213	$15,769	$3,279	$2,648	$2,286
Portfolio turnover[6]	63%	82%	68%	104%	110%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investment in securities, at value including $47,254,238 of investments in affiliated holdings* (identified cost $281,025,701, including $47,322,492 of identified cost in affiliated holdings)	$329,799,921
Income receivable	830,530
Income receivable from affiliated holdings	16,221
Receivable for investments sold	1,321,768
Receivable for shares sold	201,865
Total Assets	332,170,305
Liabilities:
Payable for investments purchased	1,506,405
Payable for shares redeemed	41,035
Payable for variation margin on futures contracts	109,152
Payable for investment adviser fee (Note 5)	6,756
Payable for administrative fee (Note 5)	697
Payable for Directors’/Trustees’ fees (Note 5)	549
Payable for auditing fees	41,903
Payable for custodian fees	17,477
Payable for portfolio accounting fees	82,464
Payable for distribution services fee (Note 5)	11,465
Payable for other service fees (Notes 2 and 5)	76,054
Accrued expenses (Note 5)	89,708
Total Liabilities	1,983,665
Net assets for 13,998,876 shares outstanding	$330,186,640
Net Assets Consist of:
Paid-in capital	$270,775,251
Total distributable earnings (loss)	59,411,389
Net Assets	$330,186,640
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($166,857,846 ÷ 7,076,093 shares outstanding), no par value, unlimited shares authorized	$23.58
Offering price per share (100/95.50 of $23.58)	$24.69
Redemption proceeds per share	$23.58
Class C Shares:
Net asset value per share ($18,121,853 ÷ 794,315 shares outstanding), no par value, unlimited shares authorized	$22.81
Offering price per share	$22.81
Redemption proceeds per share (99.00/100 of $22.81)	$22.58
Institutional Shares:
Net asset value per share ($126,993,973 ÷ 5,357,775 shares outstanding), no par value, unlimited shares authorized	$23.70
Offering price per share	$23.70
Redemption proceeds per share	$23.70
Class R6 Shares:
Net asset value per share ($18,212,968 ÷ 770,693 shares outstanding), no par value, unlimited shares authorized	$23.63
Offering price per share	$23.63
Redemption proceeds per share	$23.63

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended July 31, 2026

Investment Income:
Dividends (including $2,567,878 received from affiliated holdings*)	$5,321,773
Interest	2,917,362
Net income on securities loaned (includes $4,751 earned from affiliated holdings related to cash collateral balances*) (Note 2)	3,965
TOTAL INCOME	8,243,100
Expenses:
Investment adviser fee (Note 5)	2,332,532
Administrative fee (Note 5)	249,121
Custodian fees	44,007
Transfer agent fees (Note 2)	258,847
Directors’/Trustees’ fees (Note 5)	3,022
Auditing fees	41,903
Legal fees	11,287
Portfolio accounting fees	138,682
Distribution services fee (Note 5)	127,658
Other service fees (Notes 2 and 5)	432,369
Share registration costs	105,709
Printing and postage	29,899
Miscellaneous (Note 5)	29,771
TOTAL EXPENSES	3,804,807
Reimbursement of investment adviser fee (Note 5)	(5,660)
Net expenses	3,799,147
Net investment income	4,443,953
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $(67,650) on sales of investments in affiliated holdings*)	14,944,772
Net realized loss on futures contracts	(351,142)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $58,626 on investments in affiliated holdings*)	15,037,375
Net change in unrealized depreciation of futures contracts	(262,924)
Net realized and unrealized gain (loss) on investments and futures contracts	29,368,081
Change in net assets resulting from operations	$33,812,034

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended July 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,443,953	$3,806,413
Net realized gain (loss)	14,593,630	23,320,533
Net change in unrealized appreciation/depreciation	14,774,451	4,617,900
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,812,034	31,744,846
Distributions to Shareholders:
Class A Shares	(12,892,693)	(13,282,003)
Class C Shares	(1,296,405)	(1,193,607)
Institutional Shares	(9,577,043)	(9,038,895)
Class R6 Shares	(1,415,203)	(349,350)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,181,344)	(23,863,855)
Share Transactions:
Proceeds from sale of shares	74,299,216	75,322,293
Net asset value of shares issued to shareholders in payment of distributions declared	24,826,474	23,238,496
Cost of shares redeemed	(59,094,349)	(52,487,147)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	40,031,341	46,073,642
Change in net assets	48,662,031	53,954,633
Net Assets:
Beginning of period	281,524,609	227,569,976
End of period	$330,186,640	$281,524,609
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
July 31, 2026
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $5,660 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2026, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$121,646
Class C Shares	17,116
Institutional Shares	115,359
Class R6 Shares	4,726
TOTAL	$258,847
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended July 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$389,832
Class C Shares	42,537
TOTAL	$432,369
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency, duration, market, security and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $34,988,288 and $740,255, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the fair value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the fair value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next
Annual Financial Statements and Additional Information

business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of July 31, 2026, the Fund had no securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$319,073*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(351,142)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(262,924)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	966,550	$22,242,703	1,123,636	$24,782,310
Shares issued to shareholders in payment of distributions declared	561,690	12,661,166	580,962	12,838,576
Shares redeemed	(1,029,288)	(23,659,111)	(974,496)	(21,636,858)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	498,952	$11,244,758	730,102	$15,984,028
Annual Financial Statements and Additional Information

	Year Ended 7/31/2026		Year Ended 7/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	202,538	$4,508,894	244,632	$5,274,772
Shares issued to shareholders in payment of distributions declared	58,286	1,272,346	52,980	1,136,699
Shares redeemed	(150,811)	(3,356,638)	(176,009)	(3,833,123)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	110,013	$2,424,602	121,603	$2,578,348
	Year Ended 7/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,917,023	$44,470,369	1,435,513	$32,243,774
Shares issued to shareholders in payment of distributions declared	418,470	9,477,771	401,466	8,913,886
Shares redeemed	(1,285,704)	(29,490,246)	(1,142,633)	(25,209,362)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,049,789	$24,457,894	694,346	$15,948,298
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	134,413	$3,077,250	606,064	$13,021,437
Shares issued to shareholders in payment of distributions declared	62,683	1,415,191	15,786	349,335
Shares redeemed	(111,865)	(2,588,354)	(82,743)	(1,807,804)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	85,231	$1,904,087	539,107	$11,562,968
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,743,985	$40,031,341	2,085,158	$46,073,642
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$4,096,278	$4,068,918
Long-term capital gains	$21,085,066	$19,794,937
As of July 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,339,027
Net unrealized appreciation	$46,646,906
Undistributed long-term capital gains	$11,425,456
TOTAL	$59,411,389
At July 31, 2026, the cost of investments for federal tax purposes was $283,153,015. The net unrealized appreciation of investments for federal tax purposes was $46,646,906. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $56,030,049 and unrealized depreciation from investments for those securities having an excess of cost over value of $9,383,143. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales and mark to market of futures contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2026, the Adviser reimbursed $5,660.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended July 31, 2026, the Sub-Adviser earned a fee of $264,548.
Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$127,658
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2026, FSC retained $38,377 of fees paid by the Fund. For the year ended July 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2026, FSC retained $13,153 in sales charges from the sale of Class A Shares. FSC also retained $11,406 and $4,321 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the year ended July 31, 2026, FSSC received $19,532 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.10%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Financial Statements and Additional Information

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2026, were as follows:
Purchases	$180,780,753
Sales	$156,975,912
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial part of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2026, the Fund had no outstanding loans. During the year ended July 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2026, there were no outstanding loans. During the year ended July 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2026, 50.9% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2026, 41.1% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information

For the year ended July 31, 2026, 58.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
For the year ended July 31, 2026, the amount of long-term capital gains designated by the Fund was $21,085,066.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT BALANCED FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Balanced Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series) at July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes MDT Balanced Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Peer Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Balanced Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
37326 (9/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2026

Share Class | Ticker	A | QALGX	C | QCLGX	Institutional | QILGX	R6 | QRLGX

Federated Hermes MDT Large Cap Growth Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2026
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—14.6%
845,653		Alphabet, Inc., Class A	$ 301,162,403
451,811	[1]	Live Nation Entertainment, Inc.	78,673,849
319,169		Meta Platforms, Inc.	177,684,574
1,293,407	[1]	Netflix, Inc.	92,750,216
1,146,047	[1]	Pinterest, Inc.	27,516,589
79,966	[1]	Reddit, Inc.	11,248,817
152,295	[1]	Spotify Technology S.A.	76,138,362
16,488	[1]	Take-Two Interactive Software, Inc.	4,005,265
2,832,771	[1]	Trade Desk, Inc./The	51,103,189
		TOTAL	820,283,264
		Consumer Discretionary—9.0%
271,379	[1]	Airbnb, Inc.	41,119,346
227,390	[1]	Amazon.com, Inc.	61,754,576
449,850	[1]	Chewy, Inc.	10,166,610
72,124	[1]	Deckers Outdoor Corp.	6,987,373
23,801	[1]	Duolingo, Inc.	3,208,613
229,150	[1]	Five Below, Inc.	49,755,339
392,245	[1]	Lululemon Athletica, Inc.	46,626,163
639,933	[1]	Tesla, Inc.	199,153,549
817,359	[1]	Viking Holdings Ltd.	85,291,412
		TOTAL	504,062,981
		Consumer Staples—1.0%
49,432		Costco Wholesale Corp.	47,053,826
160,926	[1]	Maplebear, Inc.	7,177,300
		TOTAL	54,231,126
		Energy—0.0%
22,888		Weatherford International PLC	2,009,338
		Financials—3.8%
78,035		Ameriprise Financial, Inc.	42,594,624
201,200		Bank of New York Mellon Corp.	31,453,596
2,487,171	[1]	Fiserv, Inc.	134,158,004
36,803		Interactive Brokers Group, Inc., Class A	3,238,296
		TOTAL	211,444,520
		Health Care—5.6%
54,504		AbbVie, Inc.	13,677,234
34,926	[1]	Align Technology, Inc.	5,908,082
18,607	[1]	Alnylam Pharmaceuticals, Inc.	3,824,111
36,712		Amgen, Inc.	14,139,994
130,000		Eli Lilly & Co.	149,349,200
40,583		Gilead Sciences, Inc.	5,284,312
11,700	[1]	Insulet Corp.	1,934,595
202,781	[1]	Intuitive Surgical, Inc.	71,648,611
54,967		Regeneron Pharmaceuticals, Inc.	41,919,483
35,455	[1]	Veeva Systems, Inc.	7,225,020
		TOTAL	314,910,642
		Industrials—9.1%
68,054		Allison Transmission Holdings, Inc.	7,794,905
88,004	[1]	Bloom Energy Corp.	18,112,103
29,139		Caterpillar, Inc.	23,742,749
23,870		Comfort Systems USA, Inc.	41,287,700
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
24,661		Eaton Corp. PLC	$ 10,239,247
470,627		GE Aerospace	169,458,664
164,876		GE Vernova, Inc.	163,275,054
8,139		Howmet Aerospace, Inc.	2,297,314
23,799		Johnson Controls International PLC	3,490,361
13,041	[1]	Mastec, Inc.	3,431,087
92,016		nVent Electric PLC	14,154,821
40,529		Paycom Software, Inc.	6,645,135
16,107		Quanta Services, Inc.	10,749,168
35,349		Trane Technologies PLC	16,082,028
278,310	[1]	Uber Technologies, Inc.	19,581,892
9,743		Vertiv Holdings Co.	2,353,616
		TOTAL	512,695,844
		Information Technology—53.5%
34,203	[1]	Adobe, Inc.	8,564,773
291,918	[1]	Advanced Micro Devices, Inc.	138,996,756
276,640		Amphenol Corp., Class A	44,456,048
1,486,385		Apple, Inc.	459,159,190
113,661		Applied Materials, Inc.	57,702,280
41,237	[1]	AppLovin Corp.	16,325,728
638,030	[1]	Arista Networks, Inc.	115,068,710
52,245	[1]	Atlassian Corp. PLC	5,277,529
657,942		Broadcom, Inc.	256,123,662
65,095	[1]	Cadence Design Systems, Inc.	22,133,602
155,036	[1]	Coherent Corp.	40,757,414
52,184		Corning, Inc.	7,214,438
577,378	[1]	Crowdstrike Holdings, Inc.	110,198,365
14,493	[1]	Datadog, Inc.	3,883,689
229,222	[1]	DocuSign, Inc.	12,568,242
104,134	[1]	Everpure, Inc.	8,036,021
362,463	[1]	Fortinet, Inc.	58,700,883
254,859	[1]	Gartner, Inc., Class A	38,488,806
377,245		Intuit, Inc.	119,235,827
74,175		Jabil, Inc.	23,368,834
79,279	[1]	Keysight Technologies, Inc.	25,296,343
136,720		KLA Corp.	24,995,150
376,007		Lam Research Corp.	110,177,571
16,472	[1]	Lumentum Holdings, Inc.	11,760,020
120,346		Marvell Technology, Inc.	22,572,096
226,562		Micron Technology, Inc.	186,467,323
618,908		Microsoft Corp.	287,618,926
6,058		MKS, Inc.	1,801,952
3,067		Monolithic Power Systems, Inc.	4,373,634
123,908		NetApp, Inc.	22,117,578
2,642,704		NVIDIA Corp.	530,522,828
253,711	[1]	ON Semiconductor Corp.	20,705,355
212,665		Oracle Corp.	27,618,804
33,642	[1]	Palantir Technologies, Inc.	4,139,985
91,704	[1]	Palo Alto Networks, Inc.	30,430,138
27,637	[1]	Rambus, Inc.	2,515,796
10,092	[1]	Sandisk Corp.	12,260,064
11,329	[1]	Snowflake, Inc.	3,322,569
43,007		Texas Instruments, Inc.	11,858,750
8,673	[1]	TTM Technologies, Inc.	1,001,211
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
30,261	[1]	Tyler Technologies, Inc.	$ 9,368,806
187,995		Western Digital Corp.	102,427,196
		TOTAL	2,999,612,892
		Materials—1.2%
183,057		AngloGold Ashanti PLC	14,520,081
418,488		Hecla Mining Co.	5,909,050
257,439		Southern Copper Corp.	47,036,680
		TOTAL	67,465,811
		Real Estate—0.1%
216,363	[1]	CoStar Group, Inc.	6,222,600
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,556,562,554)	5,492,939,018
		INVESTMENT COMPANY—2.1%
118,953,011		Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[2] (IDENTIFIED COST $118,953,011)	118,953,011
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $4,675,515,565)[3]	5,611,892,029
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(924,396)
		NET ASSETS—100%	$5,610,967,633
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 7/31/2025	$75,787,511
Purchases at Cost	$1,794,046,589
Proceeds from Sales	$(1,750,881,089)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$118,953,011
Shares Held as of 7/31/2026	118,953,011
Dividend Income	$3,827,922

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $4,775,744,274.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At July 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$37.18	$30.74	$24.17	$23.32	$31.22
Income From Investment Operations:
Net investment income (loss)[1]	(0.18)	(0.10)	(0.04)	0.01	(0.08)
Net realized and unrealized gain (loss)	3.95	7.76	7.02	3.59	(1.89)
Total From Investment Operations	3.77	7.66	6.98	3.60	(1.97)
Less Distributions:
Distributions from net realized gain	(1.32)	(1.22)	(0.41)	(2.75)	(5.93)
Net Asset Value, End of Period	$39.63	$37.18	$30.74	$24.17	$23.32
Total Return[2]	10.21%	25.16%	29.25%	18.56%	(8.93)%
Ratios to Average Net Assets:
Net expenses[3]	1.00%	0.99%	0.99%	0.99%	0.99%
Net investment income (loss)	(0.47)%	(0.31)%	(0.15)%	0.03%	(0.30)%
Expense waiver/reimbursement[4]	0.09%	0.12%	0.23%	0.29%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$422,077	$377,688	$247,412	$146,478	$106,863
Portfolio turnover[5]	100%	58%	58%	116%	147%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$27.38	$23.08	$18.38	$18.56	$26.16
Income From Investment Operations:
Net investment income (loss)[1]	(0.35)	(0.26)	(0.18)	(0.12)	(0.23)
Net realized and unrealized gain (loss)	2.90	5.78	5.29	2.69	(1.44)
Total From Investment Operations	2.55	5.52	5.11	2.57	(1.67)
Less Distributions:
Distributions from net realized gain	(1.32)	(1.22)	(0.41)	(2.75)	(5.93)
Net Asset Value, End of Period	$28.61	$27.38	$23.08	$18.38	$18.56
Total Return[2]	9.39%	24.22%	28.27%	17.69%	(9.60)%
Ratios to Average Net Assets:
Net expenses[3]	1.78%	1.74%	1.74%	1.74%	1.74%
Net investment income (loss)	(1.26)%	(1.06)%	(0.90)%	(0.73)%	(1.05)%
Expense waiver/reimbursement[4]	0.06%	0.12%	0.23%	0.29%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,569	$57,824	$33,774	$20,413	$14,743
Portfolio turnover[5]	100%	58%	58%	116%	147%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$40.97	$33.68	$26.39	$25.13	$33.14
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.02)	0.03	0.06	(0.01)
Net realized and unrealized gain (loss)	4.37	8.53	7.67	3.95	(2.07)
Total From Investment Operations	4.27	8.51	7.70	4.01	(2.08)
Less Distributions:
Distributions from net investment income	—	(0.00)[2]	(0.00)[2]	—	—
Distributions from net realized gain	(1.32)	(1.22)	(0.41)	(2.75)	(5.93)
Total Distributions	(1.32)	(1.22)	(0.41)	(2.75)	(5.93)
Net Asset Value, End of Period	$43.92	$40.97	$33.68	$26.39	$25.13
Total Return[3]	10.49%	25.51%	29.54%	18.88%	(8.72)%
Ratios to Average Net Assets:
Net expenses[4]	0.75%	0.74%	0.74%	0.74%	0.74%
Net investment income (loss)	(0.23)%	(0.06)%	0.09%	0.24%	(0.04)%
Expense waiver/reimbursement[5]	0.10%	0.13%	0.24%	0.28%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,516,876	$2,596,516	$1,226,156	$434,306	$74,192
Portfolio turnover[6]	100%	58%	58%	116%	147%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2024[1]
	2026	2025
Net Asset Value, Beginning of Period	$40.96	$33.68	$33.20
Income From Investment Operations:
Net investment income (loss)[2]	(0.09)	(0.03)	(0.00)[3]
Net realized and unrealized gain (loss)	4.38	8.53	0.48
Total From Investment Operations	4.29	8.50	0.48
Less Distributions:
Distributions from net investment income	—	(0.00)[3]	—
Distributions from net realized gain	(1.32)	(1.22)	—
Total Distributions	(1.32)	(1.22)	—
Net Asset Value, End of Period	$43.93	$40.96	$33.68
Total Return[4]	10.54%	25.48%	1.45%
Ratios to Average Net Assets:
Net expenses[5]	0.72%	0.71%	0.71%[6]
Net investment income (loss)	(0.20)%	(0.07)%	(0.00)%[6,7]
Expense waiver/reimbursement[8]	0.05%	0.08%	0.25%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$602,445	$292,858	$51
Portfolio turnover[9]	100%	58%	58%[10]

1	Reflects operations for the period from May 29, 2024 (commencement of operations) to July 31, 2024.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	Represents less than 0.01%.
8
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Securities that mature are considered sales for purposes of this calculation.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2024.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investment in securities, at value including $118,953,011 of investments in affiliated holdings* (identified cost $4,675,515,565, including $118,953,011 of identified cost in affiliated holdings)	$5,611,892,029
Income receivable	517,200
Income receivable from affiliated holdings	367,330
Receivable for investments sold	44,231,907
Receivable for shares sold	4,546,644
Total Assets	5,661,555,110
Liabilities:
Payable for investments purchased	45,163,475
Payable for shares redeemed	4,196,688
Payable for investment adviser fee (Note 5)	88,265
Payable for administrative fee (Note 5)	11,836
Payable for Directors’/Trustees’ fees (Note 5)	4,140
Payable for distribution services fee (Note 5)	44,874
Payable for other service fees (Notes 2 and 5)	213,862
Accrued expenses (Note 5)	864,337
Total Liabilities	50,587,477
Net assets for 129,635,146 shares outstanding	$5,610,967,633
Net Assets Consist of:
Paid-in capital	$4,444,006,317
Total distributable earnings (loss)	1,166,961,316
Net Assets	$5,610,967,633
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($422,076,951 ÷ 10,649,222 shares outstanding), no par value, unlimited shares authorized	$39.63
Offering price per share (100/94.50 of $39.63)	$41.94
Redemption proceeds per share	$39.63
Class C Shares:
Net asset value per share ($69,569,314 ÷ 2,431,943 shares outstanding), no par value, unlimited shares authorized	$28.61
Offering price per share	$28.61
Redemption proceeds per share (99.00/100 of $28.61)	$28.32
Institutional Shares:
Net asset value per share ($4,516,876,301 ÷ 102,840,247 shares outstanding), no par value, unlimited shares authorized	$43.92
Offering price per share	$43.92
Redemption proceeds per share	$43.92
Class R6 Shares:
Net asset value per share ($602,445,067 ÷ 13,713,734 shares outstanding), no par value, unlimited shares authorized	$43.93
Offering price per share	$43.93
Redemption proceeds per share	$43.93

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Operations
Year Ended July 31, 2026

Investment Income:
Dividends (including $3,827,922 received from affiliated holdings*)	$23,860,430
Net income on securities loaned (Note 2)	534
TOTAL INCOME	23,860,964
Expenses:
Investment adviser fee (Note 5)	29,753,886
Administrative fee (Note 5)	3,536,540
Custodian fees	140,503
Transfer agent fees (Note 2)	3,895,766
Directors’/Trustees’ fees (Note 5)	20,564
Auditing fees	29,566
Legal fees	11,287
Portfolio accounting fees	206,700
Distribution services fee (Note 5)	489,083
Other service fees (Notes 2 and 5)	1,203,966
Share registration costs	728,087
Printing and postage	157,427
Miscellaneous (Note 5)	41,140
TOTAL EXPENSES	40,214,515
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(2,068,027)
Reimbursement of other operating expenses (Notes 2 and 5)	(2,209,883)
TOTAL WAIVER AND REIMBURSEMENTS	(4,277,910)
Net expenses	35,936,605
Net investment income (loss)	(12,075,641)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	280,059,622
Net change in unrealized appreciation of investments	182,832,516
Net realized and unrealized gain (loss) on investments	462,892,138
Change in net assets resulting from operations	$450,816,497

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

Year Ended July 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(12,075,641)	$(2,549,538)
Net realized gain (loss)	280,059,622	110,963,888
Net change in unrealized appreciation/depreciation	182,832,516	434,432,319
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	450,816,497	542,846,669
Distributions to Shareholders:
Class A Shares	(14,208,251)	(10,758,500)
Class C Shares	(2,978,466)	(1,843,986)
Institutional Shares	(106,387,189)	(51,590,394)
Class R6 Shares	(12,076,674)	(2,518,561)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(135,650,580)	(66,711,441)
Share Transactions:
Proceeds from sale of shares	3,258,367,349	1,962,504,301
Net asset value of shares issued to shareholders in payment of distributions declared	132,828,808	65,025,116
Cost of shares redeemed	(1,420,281,419)	(686,170,826)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,970,914,738	1,341,358,591
Change in net assets	2,286,080,655	1,817,493,819
Net Assets:
Beginning of period	3,324,886,978	1,507,393,159
End of period	$5,610,967,633	$3,324,886,978
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Notes to Financial Statements
July 31, 2026
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
11

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $4,277,910 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$348,013	$(184,352)
Class C Shares	55,849	(8,183)
Institutional Shares	3,451,641	(2,017,348)
Class R6 Shares	40,263	—
TOTAL	$3,895,766	$(2,209,883)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Financial Statements and Additional Information
12

For the year ended July 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,040,938
Class C Shares	163,028
TOTAL	$1,203,966
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the fair value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the fair value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of July 31, 2026, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,938,347	$111,519,269	3,564,650	$118,820,792
Shares issued to shareholders in payment of distributions declared	322,663	12,548,370	274,820	9,588,443
Shares redeemed	(2,770,195)	(105,996,409)	(1,730,794)	(56,979,494)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	490,815	$18,071,230	2,108,676	$71,429,741
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	551,136	$15,334,282	967,438	$23,876,019
Shares issued to shareholders in payment of distributions declared	104,126	2,937,389	71,348	1,842,208
Shares redeemed	(335,030)	(9,352,742)	(390,653)	(9,576,278)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	320,232	$8,918,929	648,133	$16,141,949
Annual Financial Statements and Additional Information
13

	Year Ended 7/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	64,662,645	$2,740,331,118	41,771,376	$1,530,445,641
Shares issued to shareholders in payment of distributions declared	2,447,523	105,316,925	1,330,945	51,077,740
Shares redeemed	(27,648,390)	(1,181,454,855)	(16,128,071)	(593,713,926)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	39,461,778	$1,664,193,188	26,974,250	$987,809,455
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	9,227,151	$391,182,680	7,778,144	$289,361,849
Shares issued to shareholders in payment of distributions declared	279,482	12,026,124	65,580	2,516,725
Shares redeemed	(2,942,020)	(123,477,413)	(696,109)	(25,901,128)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	6,564,613	$279,731,391	7,147,615	$265,977,446
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	46,837,438	$1,970,914,738	36,878,674	$1,341,358,591
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$—	$119,787
Long-term capital gains	$135,650,580	$66,591,654
As of July 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$836,147,755
Undistributed long-term capital gains	$384,950,709
Capital loss deferrals	$(54,137,148)
TOTAL	$1,166,961,316
At July 31, 2026, the cost of investments for federal tax purposes was $4,775,744,274. The net unrealized appreciation of investments for federal tax purposes was $836,147,755. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,070,290,358 and unrealized depreciation from investments for those securities having an excess of cost over value of $234,142,603. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for wash sales.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2026, for federal income tax purposes, a late year ordinary loss of $54,137,148 was deferred to August 1, 2026.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund’s average daily net assets. Prior to October 1, 2024, the Fund’s investment adviser fee was 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2026, the Adviser voluntarily waived $1,994,528 of its fee and voluntarily reimbursed $2,209,883 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2026, the Adviser reimbursed $73,499.
Annual Financial Statements and Additional Information
14

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$489,083
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2026, FSC retained $127,359 of fees paid by the Fund. For the year ended July 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2026, FSC retained $67,040 in sales charges from the sale of Class A Shares. FSC also retained $1,340 of CDSC relating to redemptions of Class A Shares and $8,790 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the year ended July 31, 2026, FSSC received $50,696 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.80%, 0.75% and 0.72% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2026, the Fee Limit for the Class C Shares was 1.79%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Financial Statements and Additional Information
15

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2026, were as follows:
Purchases	$6,291,986,610
Sales	$4,504,313,191
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial part of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2026, the Fund had no outstanding loans. During the year ended July 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2026, there were no outstanding loans. During the year ended July 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2026, the amount of long-term capital gains designated by the Fund was $135,650,580.
Annual Financial Statements and Additional Information
16

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT LARGE CAP GROWTH FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Large Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series) at July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2026
Annual Financial Statements and Additional Information
17

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes MDT Large Cap Growth Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees ”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
18

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
19

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the five-year period.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors
Annual Financial Statements and Additional Information
20

considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Peer Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction for the Fund by 10 basis points, effective October 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Annual Financial Statements and Additional Information
21

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
22

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Large Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R809
CUSIP 31421R882

CUSIP 31425E101
37329 (9/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2026

Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated Hermes MDT Small Cap Core Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2026
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—1.6%
1,231,205	[1]	Bumble, Inc.	$ 3,508,934
248,718	[1,2]	Grindr, Inc.	4,312,770
1,142,534	[1]	Lumen Technologies, Inc.	7,289,367
150,706	[1]	Sphere Entertainment Co.	21,588,635
		TOTAL	36,699,706
		Consumer Discretionary—8.7%
26,347	[1]	Abercrombie & Fitch Co., Class A	2,622,580
358,404	[1]	Adient PLC	7,540,820
134,170		Advance Auto Parts, Inc.	7,451,802
146,379		American Eagle Outfitters, Inc.	2,514,791
548,334		Arko Corp.	4,381,189
1,835,687	[1,2]	Bed Bath & Beyond, Inc.	9,270,219
935,970		Bloomin Brands, Inc.	8,105,500
126,770		Caleres, Inc.	1,627,727
228,701	[1]	Capri Holdings Ltd.	3,643,207
1,682,491	[1]	Coursera, Inc.	8,934,027
295,807	[2]	Cracker Barrel Old Country Store, Inc.	16,680,557
364,687	[2]	Ermenegildo Zegna Holditalia SpA	5,364,546
716,157	[1,2]	EVgo, Inc.	1,131,528
298,621	[1]	FIGS, Inc.	3,195,245
87,180	[1]	Frontdoor, Inc.	6,331,883
466,111	[1]	Garrett Motion, Inc.	14,519,358
203,106	[1]	Helen of Troy Ltd.	5,611,819
312,742		Kohl’s Corp.	5,985,882
1,023,519	[1]	Krispy Kreme, Inc.	3,254,790
363,998	[1]	Lindblad Expeditions Holdings, Inc.	10,767,061
343,359	[1]	Navan, Inc.	9,140,217
309,609	[1]	Pattern Group, Inc.	7,127,199
87,497		Phinia, Inc.	6,438,904
91,722		Polaris, Inc., Class A	6,152,712
68,521	[1]	Revolve Group, Inc.	1,720,562
181,411	[1]	Rush Street Interactive, Inc.	4,881,770
936,565	[1]	Stoneridge, Inc.	6,471,664
462,704		Super Group SGHC Ltd.	6,477,856
1,293,852	[1]	Sweetgreen, Inc.	8,345,345
46,510	[1]	Victoria’s Secret & Co.	4,124,507
306,786		Wolverine World Wide, Inc.	6,037,549
		TOTAL	195,852,816
		Consumer Staples—1.3%
357,297	[1]	Bellring Brands, Inc.	4,426,910
553,882		MGP Ingredients, Inc.	9,803,711
825,820	[1]	The Simply Good Foods Co.	8,406,848
43,064	[1]	United Natural Foods, Inc.	2,188,943
369,840	[1,2]	Vital Farms, Inc.	4,708,063
		TOTAL	29,534,475
		Energy—5.2%
245,160		Ardmore Shipping Corp.	4,263,332
119,472	[1]	Calumet, Inc.	5,279,468
376,444	[1]	CNX Resources Corp.	13,476,695
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
129,540		Crescent Energy Co.	$ 1,485,824
160,532		Delek US Holdings, Inc.	10,895,307
89,898	[1]	Dorian LPG Ltd.	4,262,963
126,165	[2]	FLEX LNG Ltd.	3,937,610
259,593	[1]	Green Plains, Inc.	4,374,142
85,504		International Seaways, Inc.	8,223,775
178,893		Kodiak Gas Services, Inc.	10,502,808
158,204		Murphy Oil Corp.	6,287,027
51,605	[1]	Nabors Industries Ltd.	4,421,000
63,067	[1]	Oceaneering International, Inc.	3,076,408
518,488	[1]	Oil States International, Inc.	4,204,938
118,146		PBF Energy, Inc.	8,539,593
127,030		Peabody Energy Corp.	2,708,280
770,741	[1]	Talos Energy, Inc.	11,699,848
121,505	[1]	Tidewater, Inc.	9,120,165
		TOTAL	116,759,183
		Financials—20.4%
176,234		Acadian Asset Management, Inc.	15,242,479
135,047		Alerus Financial Corp.	4,493,014
220,056		Amalgamated Financial Corp.	10,866,365
338,276		Artisan Partners Asset Management, Inc.	13,273,950
903,163		Associated Banc-Corp.	27,889,673
321,841		BankUnited, Inc.	15,013,883
70,789		Bladex, Inc., Class E	4,144,696
1,006,066		BrightSpire Capital, Inc.	5,040,391
682,710		Byline Bancorp, Inc.	26,810,022
355,839		CNO Financial Group, Inc.	19,603,171
126,495	[1]	Customers Bancorp, Inc.	9,952,627
286,072		FB Financial Corp.	17,273,027
39,403		First Business Financial Services, Inc.	2,766,485
287,775		First Financial Bancorp	9,735,428
753,160		Flagstar Bank, N.A.	10,709,935
81,071	[1]	Flywire Corp.	1,297,947
200,036		Fulton Financial Corp.	4,866,876
598,074	[1]	Hamilton Insurance Group Ltd.	21,506,741
64,539		Hancock Whitney Corp.	4,969,503
263,929	[1]	Happen, Inc.	5,051,601
24,586		HCI Group, Inc.	4,302,796
38,552		Hometrust Bancshares, Inc.	1,973,477
127,555		Independent Bank Corp./MI	4,872,601
115,077		Jackson Financial, Inc.	14,071,616
45,955	[1]	Lemonade, Inc.	2,220,086
95,473	[1]	LendingTree, Inc.	3,041,770
83,799		Marex Group Ltd.	5,440,231
145,559		Mercury General Corp.	15,592,280
211,161		OFG Bancorp	11,161,970
134,593	[1]	Oscar Health, Inc.	4,201,993
47,536	[1]	Palomar Holdings, Inc.	6,359,841
56,636		Peapack-Gladstone Financial Corp.	2,604,123
174,376	[1]	Pelagos Insurance Capital Ltd.	4,409,969
27,694		Preferred Bank Los Angeles, CA	2,892,361
95,810		QCR Holdings, Inc.	9,863,640
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
141,046		Renasant Corp.	$ 6,145,374
404,575	[1]	Siriuspoint Ltd.	9,568,199
249,311	[1]	Skyward Specialty Insurance Group, Inc.	14,946,194
962,594	[1]	Slide Insurance Holdings, Inc.	19,223,002
94,426		Texas Capital Bancshares, Inc.	9,334,010
346,977		The Bank of NT Butterfield & Son Ltd.	21,266,220
370,070		Trustmark Corp.	17,559,822
84,876		UMB Financial Corp.	12,368,980
135,295		United Bankshares, Inc.	6,555,043
250,837		United Community Banks, Inc.	8,889,663
59,348		Universal Insurance Holdings, Inc.	2,594,101
305,052		Valley National Bancorp	4,359,193
138,739		Western New England Bancorp, Inc.	1,793,895
		TOTAL	458,120,264
		Health Care—20.0%
209,243	[1]	4D Molecular Therapeutics, Inc.	2,130,094
462,788	[1]	ADMA Biologics, Inc.	3,915,186
113,958	[1]	Alkermes PLC	5,582,802
198,740	[1]	AMN Healthcare Services, Inc.	6,683,626
127,704	[1]	AnaptysBio, Inc.	6,814,285
2,105,701	[1,2]	Anavex Life Sciences Corp.	5,790,678
1,389,112	[1,2]	Aquestive Therapeutics, Inc.	5,132,769
417,222	[1]	Arcutis Biotherapeutics, Inc.	11,206,583
561,301	[1]	Arvinas, Inc.	4,507,247
126,833	[1]	Aveanna Healthcare Holdings, Inc.	1,190,962
70,303	[1]	Axsome Therapeutics, Inc.	15,325,351
167,498	[1]	Azenta, Inc.	4,711,719
136,495	[1]	Bridgebio Pharma, Inc.	10,931,885
451,097	[1]	BrightSpring Health Services, Inc.	26,935,002
109,509	[1]	Brookdale Senior Living, Inc.	1,598,831
133,323	[1]	CG Oncology, Inc.	9,491,264
159,790	[1]	Cogent Biosciences, Inc.	6,220,625
630,315	[1]	Emergent BioSolutions, Inc.	4,550,874
346,318	[1]	Erasca, Inc.	6,285,672
399,795	[1]	EyePoint, Inc.	4,897,489
65,058	[1]	Guardant Health, Inc.	10,538,745
33,398	[1]	Haemonetics Corp.	2,856,865
48,313	[1]	Halozyme Therapeutics, Inc.	3,987,755
105,851	[1]	Harmony Biosciences Holdings, Inc.	3,730,189
140,528	[1]	Hinge Health, Inc.	10,498,847
565,385	[1,2]	ImmunityBio, Inc.	4,053,810
589,089	[1]	Indivior Pharmaceuticals, Inc.	23,569,451
900,029	[1]	Innovage Holding Corp.	10,224,329
371,379	[1]	Inogen, Inc.	2,395,395
820,243	[1]	Intellia Therapeutics, Inc.	8,760,195
28,902	[1]	IRhythm Holdings, Inc.	3,386,447
1,286,341	[1]	Ironwood Pharmaceuticals, Inc.	5,441,222
1,374,115	[1]	Janux Therapeutics, Inc.	20,845,325
382,340	[1]	Keros Therapeutics, Inc.	3,850,164
144,065	[1]	Kodiak Sciences, Inc.	5,990,223
12,146	[1]	Krystal Biotech, Inc.	4,143,244
37,192		LeMaitre Vascular, Inc.	3,768,293
Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,584,352	[1,2]	LifeMD, Inc.	$ 5,545,232
330,783	[1]	Liquidia Corp.	27,822,158
3,308	[1]	Madrigal Pharmaceuticals, Inc.	1,545,895
478,266	[1]	Maravai LifeSciences Holdings, Inc.	3,142,208
42,483	[1]	Merit Medical Systems, Inc.	3,611,480
180,415	[1]	Mirum Pharmaceuticals, Inc.	19,114,969
1,116,258	[1]	Myriad Genetics, Inc.	3,192,498
692,795	[1,2]	Novavax, Inc.	5,071,259
1,545,608		Perrigo Co. PLC	15,626,097
647,169	[1]	PROCEPT BioRobotics Corp.	12,050,287
394,352	[1]	Prothena Corp. PLC	3,202,138
228,108	[1]	PTC Therapeutics, Inc.	15,513,625
45,787	[1]	Rhythm Pharmaceuticals, Inc.	4,544,360
1,037,971	[1]	Rocket Pharmaceuticals, Inc.	3,228,090
645,556	[1]	RxSight, Inc.	3,879,792
55,289	[1]	Septerna, Inc.	1,904,706
329,945	[1]	Tactile Systems Technology, Inc.	9,294,551
49,696	[1]	Tandem Diabetes Care, Inc.	969,072
115,251	[1]	Tango Therapeutics, Inc.	3,132,522
606,910	[1]	Teladoc Health, Inc.	4,072,366
53,895	[1]	Tg Therapeutics, Inc.	2,804,157
59,719	[1]	Twist Bioscience Corp.	5,467,274
1,080,147	[1]	Vanda Pharmaceuticals, Inc.	5,508,750
180,110	[1]	Varex Imaging Corp.	2,015,431
28,503	[1]	Vaxcyte, Inc.	1,541,442
65,662	[1]	Vor BioPharma, Inc.	1,388,751
639,608	[1]	Wave Life Sciences Ltd.	3,524,240
615,752	[1]	Xeris Biopharma Holdings, Inc.	4,975,276
156,803	[1]	Zymeworks, Inc.	3,440,258
		TOTAL	449,072,327
		Industrials—15.1%
559,554	[1]	ACV Auctions, Inc.	4,191,059
177,222	[1]	Allegiant Travel Co.	17,381,934
129,761		Apogee Enterprises, Inc.	5,138,536
88,722		Atkore, Inc.	6,473,157
77,823		Atmus Filtration Technologies, Inc.	4,018,001
275,355	[1]	Babcock & Wilcox Enterprises, Inc.	2,566,309
12,775	[1]	Bloom Energy Corp.	2,629,223
95,146	[1]	Blue Bird Corp.	7,077,911
329,259	[1]	BrightView Holdings, Inc.	4,293,537
161,576	[1]	CoreCivic, Inc.	4,831,122
558,794		Costamare, Inc.	8,706,011
9,700		Emcor Group, Inc.	7,735,071
17,451		EnerSys, Inc.	3,246,759
443,536	[1]	Fluence Energy, Inc.	6,178,456
359,850	[1]	Fluor Corp.	18,053,674
154,013	[1]	Franklin Covey Co.	3,303,579
153,491	[1]	Fuelcell Energy, Inc.	3,316,941
90,970		Granite Construction, Inc.	11,004,641
62,389		Griffon Corp.	5,376,060
1,845,314	[1,2]	Hertz Global Holdings, Inc.	2,924,823
67,890	[1]	Hurco Co., Inc.	1,414,828
Annual Financial Statements and Additional Information
4

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
69,088		Hyster-Yale, Inc.	$ 2,309,612
34,518		ICF International, Inc.	2,793,197
106,654		Insperity, Inc.	5,397,759
82,314		Interface, Inc.	2,820,078
111,170		Kennametal, Inc.	3,776,445
168,989	[1]	Legence Corp.	10,803,467
167,657		Leonardo DRS, Inc.	7,720,605
99,739	[1]	Manitowoc, Inc.	1,381,385
499,192	[1]	Mistras Group, Inc.	7,592,710
16,324		MOOG, Inc., Class A	6,363,911
731,889		Mueller Water Products, Inc.	18,472,878
56,241	[1]	NextPower, Inc.	5,054,379
603,326	[1,2]	NuScale Power Corp.	5,080,005
323,059		Pitney Bowes, Inc.	5,663,224
46,862		Powell Industries, Inc.	9,779,162
174,961		Primoris Services Corp.	14,768,458
336,321	[1]	RXO, Inc.	6,810,500
80,433	[1]	SkyWest, Inc.	8,603,918
122,325		Tecnoglass Holdings, Inc.	5,313,798
121,322		TriNet Group, Inc.	7,986,627
1,460,829	[1,2]	TTEC Holdings, Inc.	3,637,464
35,324		Tutor Perini Corp.	2,958,385
180,991	[1]	V2X, Inc.	16,332,628
1,369,560	[1]	Verra Mobility Corp.	7,244,972
228,100		Wabash National Corp.	2,864,936
28,142		Watts Water Technologies Inc., Class A	9,731,222
110,491		Werner Enterprises, Inc.	4,134,573
463,159		Zurn Elkay Water Solutions Corp.	23,394,161
		TOTAL	338,652,091
		Information Technology—13.0%
563,202		Adtran Holdings, Inc.	4,792,849
17,698		Advanced Energy Industries, Inc.	5,123,925
77,562	[1]	Alarm.com Holdings, Inc.	4,246,519
628,226	[1]	Arteris, Inc.	18,771,393
343,003	[1]	AvePoint, Inc.	4,469,329
31,717	[1]	Axcelis Technologies, Inc.	4,135,262
86,182		Badger Meter, Inc.	11,578,552
200,596	[1]	Box, Inc.	6,328,804
1,241,592	[1,2]	C3.AI, Inc.	11,397,815
104,664	[1]	Calix, Inc.	3,757,438
381,749	[1]	Cerence, Inc.	3,252,501
137,894	[1]	Ceva, Inc.	4,502,239
271,184	[1]	Cipher Digital, Inc.	6,052,827
77,416		Clear Secure, Inc.	4,276,460
53,550	[1]	Digi International, Inc.	3,733,506
156,729	[1]	Extreme Networks, Inc.	4,723,812
30,612	[1]	FormFactor, Inc.	3,250,994
513,867	[1]	Freshworks, Inc.	5,834,960
608,894	[1]	Grid Dynamics Holdings, Inc.	4,195,280
210,733		Hackett Group, Inc.	2,259,058
77,166	[1]	Hut 8 Corp.	8,305,377
583,350	[1,2]	indie Semiconductor, Inc.	1,884,220
Annual Financial Statements and Additional Information
5

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
17,058	[1]	Insight Enterprises, Inc.	$ 2,199,288
47,255	[1]	Intapp, Inc.	1,544,766
8,112		InterDigital, Inc.	2,472,740
37,085	[1]	Itron, Inc.	3,695,891
116,089		Kulicke & Soffa Industries, Inc.	10,355,139
96,549	[1]	MaxLinear, Inc.	6,451,404
688,409		Methode Electronics, Inc., Class A	9,630,842
128,692		Napco Security Technologies, Inc.	4,771,899
374,867	[1]	Navitas Semiconductor Corp.	4,071,056
68,075	[1]	NetScout Systems, Inc.	2,768,610
60,284	[1]	nLight, Inc.	4,147,539
346,093	[1]	Par Technology Corp.	5,866,276
96,672		Power Integrations, Inc.	5,868,957
203,562	[1]	Q2 Holdings, Inc.	12,390,819
32,910	[1]	Qualys, Inc.	4,763,722
24,167	[1]	Semtech Corp.	2,847,356
1,108,117	[1]	Sprinklr, Inc.	7,047,624
439,499	[1]	SPS Commerce, Inc.	32,254,832
320,523	[1]	Tenable Holdings, Inc.	10,461,871
333,971	[1,2]	Terawulf, Inc.	5,897,928
89,697	[1]	Ultra Clean Holdings, Inc.	7,472,657
698,072	[1]	Unisys Corp.	2,003,467
103,283	[1]	Viant Technology, Inc.	1,215,641
112,209	[1]	ViaSat, Inc.	8,632,238
32,103	[1]	Viavi Solutions, Inc.	1,186,206
488,603	[1]	Weave Communications, Inc.	3,195,464
53,601	[1]	Workiva, Inc.	3,205,340
		TOTAL	293,292,692
		Materials—4.0%
2,154,433		Ardagh Metal Packaging	10,190,468
682,041	[1]	Aspen Aerogels, Inc.	3,157,850
192,370		Commercial Metals Corp.	13,219,666
179,049	[1]	Compass Minerals International, Inc.	5,253,298
322,925	[1]	Constellium SE	8,970,856
110,959	[1,2]	Flotek Industries, Inc.	2,611,975
979,667		FMC Corp.	10,492,234
1,750,047		Hecla Mining Co.	24,710,664
215,812	[1]	Perimeter Solutions, Inc.	6,606,005
180,789	[1]	SSR Mining, Inc.	4,631,814
		TOTAL	89,844,830
		Real Estate—6.7%
776,749		American Healthcare REIT, Inc.	43,187,244
27,588		COPT Defense Properties	1,047,241
609,000	[1]	Cushman & Wakefield Ltd.	8,172,780
301,629		Essential Properties Realty Trust, Inc.	9,437,972
454,616		Industrial Logistics Properties Trust	3,914,244
565,182	[2]	NetSTREIT Corp.	12,123,154
938,600		Newmark Group, Inc.	14,074,307
734,933	[1,2]	Opendoor Technologies, Inc.	2,770,697
355,114		Outfront Media, Inc.	11,317,483
104,829		Phillips Edison & Co., Inc.	4,454,184
942,210	[2]	Postal Realty Trust, Inc.	21,708,518
Annual Financial Statements and Additional Information
6

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
521,628	RLJ Lodging Trust	$ 6,389,943
260,859	RMR Group, Inc./The	4,966,755
204,001	Tanger, Inc.	8,294,681
	TOTAL	151,859,203
	Utilities—1.6%
54,072	Avista Corp.	2,187,212
77,401	California Water Service Group	3,878,564
150,674	Hawaiian Electric Industries, Inc.	1,946,708
125,930	ONE Gas, Inc.	9,778,465
98,912	Otter Tail Corp.	8,745,799
201,659	Portland General Electric Co.	9,947,838
	TOTAL	36,484,586
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,728,298,736)	2,196,172,173
	INVESTMENT COMPANY—5.2%
115,540,679	Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[3] (IDENTIFIED COST $115,540,679)	115,540,679
	TOTAL INVESTMENT IN SECURITIES—102.8% (IDENTIFIED COST $1,843,839,415)[4]	2,311,712,852
	OTHER ASSETS AND LIABILITIES - NET—(2.8)%[5]	(61,905,600)
	NET ASSETS—100%	$2,249,807,252
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2026, were as follows:
Affiliated	Value as of 7/31/2025	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 7/31/2026	Shares Held as of 7/31/2026	Dividend Income*
Consumer Discretionary:
Advance Auto Parts, Inc.	$6,151,131	$2,380,048	$(1,204,514)	$316,145	$(191,008)	$7,451,802	134,170	$140,471
Consumer Staples:
MGP Ingredients, Inc.**	$15,060,938	$9,531,106	$(7,622,210)	$(3,338,300)	$(3,827,823)	$9,803,711	553,882	$553,882
Health Care:
EyePoint, Inc.	$6,096,443	$—	$(2,703,564)	$99,411	$1,405,199	$4,897,489	399,795	$—
LifeMD, Inc.	$691,005	$6,918,599	$—	$(2,064,372)	$—	$5,545,232	1,584,352	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$27,999,517	$18,829,753	$(11,530,288)	$(4,987,116)	$(2,613,632)	$27,698,234	2,672,199	$694,353

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2026, the Fund no longer has ownership of at least 5% of the voting shares.
Annual Financial Statements and Additional Information
7

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2025	$51,228,116
Purchases at Cost	$1,514,598,572
Proceeds from Sales	$(1,450,286,009)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$115,540,679
Shares Held as of 7/31/2026	115,540,679
Dividend Income	$3,399,102

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $1,851,576,542.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$25.64	$25.01	$21.08	$20.57	$26.48
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	0.01	0.04	0.05	0.04
Net realized and unrealized gain (loss)	8.30	0.65	3.91	1.15	(1.95)
Total From Investment Operations	8.26	0.66	3.95	1.20	(1.91)
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	—	(0.04)
Distributions from net realized gain	(2.18)	—	—	(0.69)	(3.96)
Total Distributions	(2.21)	(0.03)	(0.02)	(0.69)	(4.00)
Net Asset Value, End of Period	$31.69	$25.64	$25.01	$21.08	$20.57
Total Return[2]	33.38%	2.65%	18.75%	6.23%	(9.54)%
Ratios to Average Net Assets:
Net expenses[3]	1.14%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	(0.12)%	0.04%	0.21%	0.26%	0.15%
Expense waiver/reimbursement[4]	0.15%	0.21%	0.24%	0.25%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$161,269	$126,287	$129,184	$121,927	$131,704
Portfolio turnover[5]	76%	82%	85%	128%	124%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$20.96	$20.58	$17.48	$17.32	$23.02
Income From Investment Operations:
Net investment income (loss)[1]	(0.21)	(0.16)	(0.11)	(0.10)	(0.13)
Net realized and unrealized gain (loss)	6.69	0.54	3.21	0.95	(1.61)
Total From Investment Operations	6.48	0.38	3.10	0.85	(1.74)
Less Distributions:
Distributions from net realized gain	(2.18)	—	—	(0.69)	(3.96)
Net Asset Value, End of Period	$25.26	$20.96	$20.58	$17.48	$17.32
Total Return[2]	32.26%	1.85%	17.73%	5.35%	(10.30)%
Ratios to Average Net Assets:
Net expenses[3]	1.96%	1.98%	1.98%	1.98%	1.96%
Net investment income (loss)	(0.92)%	(0.79)%	(0.63)%	(0.59)%	(0.65)%
Expense waiver/reimbursement[4]	0.00%[5]	0.02%	0.06%	0.06%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,053	$20,500	$24,425	$24,784	$26,809
Portfolio turnover[6]	76%	82%	85%	128%	124%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$26.92	$26.25	$22.11	$21.54	$27.53
Income From Investment Operations:
Net investment income (loss)[1]	0.03	0.08	0.10	0.10	0.10
Net realized and unrealized gain (loss)	8.72	0.68	4.11	1.20	(2.04)
Total From Investment Operations	8.75	0.76	4.21	1.30	(1.94)
Less Distributions:
Distributions from net investment income	(0.09)	(0.09)	(0.07)	(0.04)	(0.09)
Distributions from net realized gain	(2.18)	—	—	(0.69)	(3.96)
Total Distributions	(2.27)	(0.09)	(0.07)	(0.73)	(4.05)
Net Asset Value, End of Period	$33.40	$26.92	$26.25	$22.11	$21.54
Total Return[2]	33.68%	2.91%	19.09%	6.47%	(9.31)%
Ratios to Average Net Assets:
Net expenses[3]	0.89%	0.88%	0.88%	0.88%	0.88%
Net investment income	0.10%	0.29%	0.44%	0.51%	0.40%
Expense waiver/reimbursement[4]	0.09%	0.10%	0.14%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,740,771	$1,102,675	$1,026,996	$883,270	$995,056
Portfolio turnover[5]	76%	82%	85%	128%	124%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$26.93	$26.26	$22.12	$21.55	$27.54
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	0.08	0.10	0.11	0.11
Net realized and unrealized gain (loss)	8.78	0.69	4.11	1.20	(2.05)
Total From Investment Operations	8.77	0.77	4.21	1.31	(1.94)
Less Distributions:
Distributions from net investment income	(0.10)	(0.10)	(0.07)	(0.05)	(0.09)
Distributions from net realized gain	(2.18)	—	—	(0.69)	(3.96)
Total Distributions	(2.28)	(0.10)	(0.07)	(0.74)	(4.05)
Net Asset Value, End of Period	$33.42	$26.93	$26.26	$22.12	$21.55
Total Return[2]	33.73%	2.92%	19.09%	6.47%	(9.30)%
Ratios to Average Net Assets:
Net expenses[3]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income (loss)	(0.04)%	0.29%	0.43%	0.52%	0.44%
Expense waiver/reimbursement[4]	0.01%	0.02%	0.06%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$325,715	$115,099	$192,898	$133,351	$63,242
Portfolio turnover[5]	76%	82%	85%	128%	124%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investment in securities, at value including $66,570,621 of securities loaned and $133,435,202 of investments in affiliated holdings* (identified cost $1,843,839,415, including $132,221,337 of identified cost in affiliated holdings)	$2,311,712,852
Cash	29,296
Income receivable	500,385
Income receivable from affiliated holdings	147,396
Receivable for investments sold	3,022,473
Receivable for shares sold	9,218,884
Total Assets	2,324,631,286
Liabilities:
Payable for investments purchased	4,187,268
Payable for shares redeemed	952,131
Payable for collateral due to broker for securities lending (Note 2)	69,064,455
Payable for investment adviser fee (Note 5)	45,784
Payable for administrative fee (Note 5)	4,781
Payable for Directors’/Trustees’ fees (Note 5)	1,698
Payable for distribution services fee (Note 5)	14,550
Payable for other service fees (Notes 2 and 5)	73,324
Accrued expenses (Note 5)	480,043
Total Liabilities	74,824,034
Net assets for 67,832,486 shares outstanding	$2,249,807,252
Net Assets Consist of:
Paid-in capital	$1,577,467,595
Total distributable earnings (loss)	672,339,657
Net Assets	$2,249,807,252
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($161,268,862 ÷ 5,089,506 shares outstanding), no par value, unlimited shares authorized	$31.69
Offering price per share (100/94.50 of $31.69)	$33.53
Redemption proceeds per share	$31.69
Class C Shares:
Net asset value per share ($22,052,554 ÷ 873,162 shares outstanding), no par value, unlimited shares authorized	$25.26
Offering price per share	$25.26
Redemption proceeds per share (99.00/100 of $25.26)	$25.01
Institutional Shares:
Net asset value per share ($1,740,771,190 ÷ 52,122,641 shares outstanding), no par value, unlimited shares authorized	$33.40
Offering price per share	$33.40
Redemption proceeds per share	$33.40
Class R6 Shares:
Net asset value per share ($325,714,646 ÷ 9,747,177 shares outstanding), no par value, unlimited shares authorized	$33.42
Offering price per share	$33.42
Redemption proceeds per share	$33.42

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Operations
Year Ended July 31, 2026

Investment Income:
Dividends (including $2,084,592 received from affiliated holdings and net of foreign taxes withheld of $79,228)	$16,150,206
Net income on securities loaned (includes $2,008,863 earned from affiliated holdings related to cash collateral balances*) (Note 2)	648,569
TOTAL INCOME	16,798,775
Expenses:
Investment adviser fee (Note 5)	12,844,822
Administrative fee (Note 5)	1,327,826
Custodian fees	74,005
Transfer agent fees (Note 2)	1,852,096
Directors’/Trustees’ fees (Note 5)	8,969
Auditing fees	35,313
Legal fees	11,287
Portfolio accounting fees	193,570
Distribution services fee (Note 5)	169,641
Other service fees (Notes 2 and 5)	418,688
Share registration costs	267,576
Printing and postage	66,686
Miscellaneous (Note 5)	36,440
TOTAL EXPENSES	17,306,919
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(77,750)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,391,554)
TOTAL WAIVER AND REIMBURSEMENTS	(1,469,304)
Net expenses	15,837,615
Net investment income	961,160
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(2,613,632) on sales of investments in affiliated holdings)	270,565,034
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(4,987,116) on investments in affiliated holdings*)	217,356,377
Net realized and unrealized gain (loss) on investments	487,921,411
Change in net assets resulting from operations	$488,882,571

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Changes in Net Assets

Year Ended July 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$961,160	$3,409,944
Net realized gain (loss)	270,565,034	97,373,140
Net change in unrealized appreciation/depreciation	217,356,377	(63,836,601)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	488,882,571	36,946,483
Distributions to Shareholders:
Class A Shares	(10,648,231)	(157,684)
Class C Shares	(2,037,713)	—
Institutional Shares	(93,039,083)	(3,742,443)
Class R6 Shares	(10,302,733)	(702,672)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(116,027,760)	(4,602,799)
Share Transactions:
Proceeds from sale of shares	1,040,461,761	404,957,231
Net asset value of shares issued to shareholders in payment of distributions declared	104,353,792	4,255,657
Cost of shares redeemed	(632,424,328)	(450,498,214)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	512,391,225	(41,285,326)
Change in net assets	885,246,036	(8,941,642)
Net Assets:
Beginning of period	1,364,561,216	1,373,502,858
End of period	$2,249,807,252	$1,364,561,216
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Notes to Financial Statements
July 31, 2026
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
16

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,469,304 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$248,184	$(206,305)
Class C Shares	22,223	—
Institutional Shares	1,567,617	(1,185,249)
Class R6 Shares	14,072	—
TOTAL	$1,852,096	$(1,391,554)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Financial Statements and Additional Information
17

For the year ended July 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$362,584
Class C Shares	56,104
TOTAL	$418,688
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the fair value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the fair value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the fair value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the fair value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$66,570,621	$69,064,455
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
18

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	891,239	$25,838,140	808,258	$20,230,156
Shares issued to shareholders in payment of distributions declared	345,546	9,663,903	5,613	143,416
Shares redeemed	(1,071,906)	(30,912,434)	(1,054,074)	(26,247,570)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	164,879	$4,589,609	(240,203)	$(5,873,998)
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	122,434	$2,807,203	98,332	$2,033,258
Shares issued to shareholders in payment of distributions declared	88,431	1,979,975	—	—
Shares redeemed	(315,930)	(7,516,318)	(306,641)	(6,231,638)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(105,065)	$(2,729,140)	(208,309)	$(4,198,380)
	Year Ended 7/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,705,803	$743,831,092	12,599,186	$332,146,298
Shares issued to shareholders in payment of distributions declared	2,857,612	84,205,285	129,165	3,459,049
Shares redeemed	(16,404,007)	(500,103,666)	(10,894,378)	(281,489,641)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,159,408	$327,932,711	1,833,973	$54,115,706
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	8,320,256	$267,985,326	1,948,230	$50,547,519
Shares issued to shareholders in payment of distributions declared	288,543	8,504,629	24,373	653,192
Shares redeemed	(3,135,383)	(93,891,910)	(5,044,962)	(136,529,365)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	5,473,416	$182,598,045	(3,072,359)	$(85,328,654)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	16,692,638	$512,391,225	(1,686,898)	$(41,285,326)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$9,075,951	$4,602,799
Long-term capital gains	$106,951,809	$—
TOTAL	$116,027,760	$4,602,799
As of July 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$460,136,310
Undistributed long-term capital gains	$226,020,651
Capital loss deferrals	$(13,817,304)
TOTAL	$672,339,657
At July 31, 2026, the cost of investments for federal tax purposes was $1,851,576,542. The net unrealized appreciation of investments for federal tax purposes was $460,136,310. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $531,764,445 and unrealized depreciation from investments for those securities having an excess of cost over value of $71,628,135. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
Annual Financial Statements and Additional Information
19

Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2026, for federal income tax purposes, a late year ordinary loss of $13,817,304 was deferred to August 1, 2026.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Prior to October 1, 2024, the investment adviser fee was 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2026, the Adviser voluntarily waived $8,898 of its fee and voluntarily reimbursed $1,391,554 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2026, the Adviser reimbursed $68,852.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$169,641
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2026, FSC retained $16,769 of fees paid by the Fund. For the year ended July 31, 2026, Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2026, FSC retained $4,333 in sales charges from the sale of Class A Shares. FSC also retained $810 and $772 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the year ended July 31, 2026, FSSC received $4,184 of the other service fees disclosed in Note 2.
Annual Financial Statements and Additional Information
20

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 2.01%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2025, the Fee Limit for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 1.13%, 2.00%, 0.88% and 0.87%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2026, were as follows:
Purchases	$1,658,747,601
Sales	$1,286,100,186
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2026, the Fund had no outstanding loans. During the year ended July 31, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2026, there were no outstanding loans. During the year ended July 31, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information
21

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2026, the amount of long-term capital gains designated by the Fund was $106,951,809.
For the fiscal year ended July 31, 2026, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2026, 100% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information
22

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT SMALL CAP CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Small Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series) at July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2026
Annual Financial Statements and Additional Information
23

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes MDT Small Cap Core Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees ”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
24

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
25

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors
Annual Financial Statements and Additional Information
26

considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Peer Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction for the Fund by 5 basis points, effective October 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Annual Financial Statements and Additional Information
27

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Small Cap Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
37328 (9/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2026

Share Class | Ticker	A | QASGX	C | QCSGX	Institutional | QISGX	R6 | QLSGX

Federated Hermes MDT Small Cap Growth Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2026
Shares			Value
		COMMON STOCKS—98.0%
		Communication Services—1.0%
257,063	[1]	Bumble, Inc.	$ 732,630
267,418	[1,2]	Grindr, Inc.	4,637,028
524,184	[1]	Lumen Technologies, Inc.	3,344,294
		TOTAL	8,713,952
		Consumer Discretionary—9.1%
44,959	[1]	Abercrombie & Fitch Co., Class A	4,475,219
31,586	[1]	American Public Education, Inc.	1,532,237
318,871		Arko Corp.	2,547,779
297,344		Bloomin Brands, Inc.	2,574,999
11,733	[1]	Brinker International, Inc.	2,507,342
111,057		Camping World Holdings, Inc.	687,443
461,643	[1]	Coursera, Inc.	2,451,324
5,073	[1]	Covista, Inc.	633,364
130,496	[2]	Cracker Barrel Old Country Store, Inc.	7,358,669
379,287		Ermenegildo Zegna Holditalia SpA	5,579,312
339,230	[1]	Krispy Kreme, Inc.	1,078,751
212,927	[1]	Lindblad Expeditions Holdings, Inc.	6,298,381
205,824	[1]	Navan, Inc.	5,479,035
236,316	[1]	Pattern Group, Inc.	5,439,994
280,108	[1]	Peloton Interactive, Inc.	1,789,890
25,641		Red Rock Resorts, Inc.	1,652,306
44,478	[1]	Revolve Group, Inc.	1,116,843
96,713	[1]	Rush Street Interactive, Inc.	2,602,547
324,676		Super Group SGHC Ltd.	4,545,464
567,890	[1]	Sweetgreen, Inc.	3,662,891
246,409	[1]	The RealReal, Inc.	2,979,085
176,590	[1]	ThredUp, Inc.	1,020,690
41,211	[1]	Victoria’s Secret & Co.	3,654,592
207,512		Wolverine World Wide, Inc.	4,083,836
		TOTAL	75,751,993
		Consumer Staples—0.6%
43,684		MGP Ingredients, Inc.	773,207
171,004	[1]	The Simply Good Foods Co.	1,740,821
22,627	[1]	Vita Coco Co., Inc./The	1,492,024
87,894	[1,2]	Vital Farms, Inc.	1,118,890
		TOTAL	5,124,942
		Energy—4.8%
72,450		Archrock, Inc.	2,590,812
55,657		CVR Energy, Inc.	1,982,502
67,620		Delek US Holdings, Inc.	4,589,369
195,771		DHT Holdings, Inc.	3,635,467
82,146	[2]	FLEX LNG Ltd.	2,563,777
106,151		Kodiak Gas Services, Inc.	6,232,125
176,654		Liberty Energy, Inc.	3,305,196
106,032		Magnolia Oil & Gas Corp.	2,726,083
105,815	[1]	Noble Corp. PLC	4,486,556
296,217		SFL Corp. Ltd.	3,655,318
52,759	[1]	Tidewater, Inc.	3,960,091
		TOTAL	39,727,296
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—10.9%
133,887		Acadian Asset Management, Inc.	$ 11,579,887
154,370		Artisan Partners Asset Management, Inc.	6,057,479
10,219	[1]	Axos Financial, Inc.	1,036,309
36,063		Bank of Hawaii Corp.	2,881,434
9,537	[1]	Coastal Financial Corp.	390,922
8,503	[1]	Dave, Inc.	3,168,983
36,524	[1]	Flywire Corp.	584,749
121,323	[1]	Hamilton Insurance Group Ltd.	4,362,775
9,447		HCI Group, Inc.	1,653,319
58,865	[1]	Lemonade, Inc.	2,843,768
19,687	[1]	LendingTree, Inc.	627,228
42,032		Marex Group Ltd.	2,728,717
44,294		Mercury General Corp.	4,744,773
38,796		Moelis & Co.	2,602,436
117,170	[1]	Oscar Health, Inc.	3,658,047
35,840	[1]	Palomar Holdings, Inc.	4,795,034
25,214		Pathward Financial, Inc.	2,224,883
117,835	[1]	Remitly Global, Inc.	2,683,103
211,241	[1]	Siriuspoint Ltd.	4,995,850
85,025	[1]	Skyward Specialty Insurance Group, Inc.	5,097,249
328,192	[1]	Slide Insurance Holdings, Inc.	6,553,994
40,063		Texas Capital Bancshares, Inc.	3,960,228
35,884		UMB Financial Corp.	5,229,375
64,109		Victory Capital Holdings, Inc.	6,348,714
		TOTAL	90,809,256
		Health Care—28.9%
26,674	[1]	10X Genomics, Inc.	1,260,880
275,407	[1]	AbSci Corp.	2,142,666
193,237	[1]	ADMA Biologics, Inc.	1,634,785
80,017	[1]	Alignment Healthcare, Inc.	1,188,252
85,334	[1]	Alkermes PLC	4,180,513
177,344	[1]	Amylyx Pharmaceuticals, Inc.	3,601,857
44,928	[1]	AnaptysBio, Inc.	2,397,358
98,607	[1]	Anteris Technologies Global Corp.	773,079
530,118	[1,2]	Aquestive Therapeutics, Inc.	1,958,786
238,703	[1]	Arcutis Biotherapeutics, Inc.	6,411,563
22,104	[1]	Arrowhead Pharmaceuticals, Inc.	1,871,104
256,435	[1]	Arvinas, Inc.	2,059,173
237,798	[1]	Aurinia Pharmaceuticals, Inc.	3,538,434
306,150	[1]	Aveanna Healthcare Holdings, Inc.	2,874,748
39,823	[1]	Axsome Therapeutics, Inc.	8,681,016
87,292	[1]	Beam Therapeutics, Inc.	2,227,692
228,696	[1]	Biohaven Ltd.	3,087,396
226,290	[1]	BrightSpring Health Services, Inc.	13,511,776
18,400	[1]	Celcuity, Inc.	1,589,392
81,181	[1]	CG Oncology, Inc.	5,779,275
104,674	[1]	Cogent Biosciences, Inc.	4,074,959
68,629	[1]	Definium Therapeutics, Inc.	2,986,734
2,896		Ensign Group, Inc.	515,951
130,552	[1]	Erasca, Inc.	2,369,519
221,743	[1]	EyePoint, Inc.	2,716,352
19,230	[1]	Glaukos Corp.	3,206,026
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
20,045	[1]	Guardant Health, Inc.	$ 3,247,090
22,577	[1]	Halozyme Therapeutics, Inc.	1,863,506
55,395	[1]	Harmony Biosciences Holdings, Inc.	1,952,120
97,496	[1]	Hinge Health, Inc.	7,283,926
515,840	[1,2]	ImmunityBio, Inc.	3,698,573
99,392	[1]	Immunome, Inc.	2,262,162
319,822	[1]	Indivior Pharmaceuticals, Inc.	12,796,078
342,790	[1]	Innovage Holding Corp.	3,894,094
30,629	[1]	Inspire Medical Systems, Inc.	1,537,882
15,076	[1]	IRhythm Holdings, Inc.	1,766,455
732,361	[1]	Ironwood Pharmaceuticals, Inc.	3,097,887
376,425	[1]	Janux Therapeutics, Inc.	5,710,367
116,178	[1]	Keros Therapeutics, Inc.	1,169,912
12,323	[1]	Krystal Biotech, Inc.	4,203,622
10,774	[1]	Lantheus Holdings, Inc.	1,073,521
15,009		LeMaitre Vascular, Inc.	1,520,712
796,877	[1,2]	LifeMD, Inc.	2,789,069
166,824	[1]	Liquidia Corp.	14,031,567
1,775	[1]	Madrigal Pharmaceuticals, Inc.	829,493
79,608	[1]	Mirum Pharmaceuticals, Inc.	8,434,468
219,522	[1,2]	Omeros Corp.	2,599,140
33,226	[1]	Oruka Therapeutics, Inc.	3,206,641
188,576	[1]	Perspective Therapeutics, Inc.	548,756
22,250		Phibro Animal Health Corp.	808,343
280,319	[1]	PROCEPT BioRobotics Corp.	5,219,540
172,890	[1]	Prothena Corp. PLC	1,403,867
123,049	[1]	PTC Therapeutics, Inc.	8,368,562
128,646	[1]	Puma Biotechnology, Inc.	1,020,163
45,358	[1]	Rhythm Pharmaceuticals, Inc.	4,501,781
432,567	[1]	Rocket Pharmaceuticals, Inc.	1,345,283
215,750	[1]	RxSight, Inc.	1,296,658
50,112	[1]	Spyre Therapeutics, Inc.	4,927,513
109,270	[1]	Tactile Systems Technology, Inc.	3,078,136
50,056	[1]	Tandem Diabetes Care, Inc.	976,092
106,669	[1]	Tango Therapeutics, Inc.	2,899,263
28,082	[1]	Tarsus Pharmaceuticals, Inc.	1,657,961
485,280	[1]	Teladoc Health, Inc.	3,256,229
77,224	[1]	Tg Therapeutics, Inc.	4,017,965
46,855	[1]	Travere Therapeutics, Inc.	2,618,726
62,771	[1]	Twist Bioscience Corp.	5,746,685
66,662	[1]	UroGen Pharma Ltd.	2,549,155
43,416	[1]	Vaxcyte, Inc.	2,347,937
28,865	[1]	Veracyte, Inc.	1,337,027
323,090	[1]	Wave Life Sciences Ltd.	1,780,226
451,553	[1]	Xeris Biopharma Holdings, Inc.	3,648,548
		TOTAL	240,961,987
		Industrials—17.2%
340,466	[1]	ACV Auctions, Inc.	2,550,090
191,810	[1]	Amprius Technologies, Inc.	1,841,376
14,065		Apogee Enterprises, Inc.	556,974
4,522	[1]	ATI, Inc.	847,604
19,644		Atkore, Inc.	1,433,226
Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
47,625		Atmus Filtration Technologies, Inc.	$ 2,458,879
51,649	[1]	Blue Bird Corp.	3,842,169
31,506	[1]	Bowman Consulting Group Ltd.	845,936
1,250		Comfort Systems USA, Inc.	2,162,112
468,940	[1]	Custom Truck One Source, Inc.	4,759,741
6,617		Emcor Group, Inc.	5,276,594
12,270		EnerSys, Inc.	2,282,833
20,408		Federal Signal Corp.	2,549,980
252,139	[1]	Fluence Energy, Inc.	3,512,296
41,916	[1]	Fluor Corp.	2,102,926
149,637	[1]	Franklin Covey Co.	3,209,714
41,997		Global Industrial Co.	1,500,973
44,730		Granite Construction, Inc.	5,410,988
7,273		Griffon Corp.	626,714
511,687	[1,2]	Hertz Global Holdings, Inc.	811,024
58,147		Insperity, Inc.	2,942,820
26,281		Interface, Inc.	900,387
52,558	[1]	Intuitive Machines, Inc.	648,566
32,760		KForce Com, Inc.	1,859,785
84,178	[1]	Legence Corp.	5,381,500
43,702		Leonardo DRS, Inc.	2,012,477
156,840	[1]	Mistras Group, Inc.	2,385,536
19,621		MOOG, Inc., Class A	7,649,247
306,606		Mueller Water Products, Inc.	7,738,735
4,848	[1]	MYR Group, Inc.	1,615,451
22,436	[1]	NextPower, Inc.	2,016,323
610,565	[1,2]	NuScale Power Corp.	5,140,957
168,235		Pitney Bowes, Inc.	2,949,160
75,260	[1]	Planet Labs PBC	1,541,325
6,283		Powell Industries, Inc.	1,311,136
52,026		Primoris Services Corp.	4,391,515
119,427	[1]	RXO, Inc.	2,418,397
15,609	[1]	SPX Technologies, Inc.	3,428,049
44,175		Tecnoglass Holdings, Inc.	1,918,962
62,038		TriNet Group, Inc.	4,083,962
48,457		Tutor Perini Corp.	4,058,274
77,363	[1]	V2X, Inc.	6,981,237
652,237	[1]	Verra Mobility Corp.	3,450,334
8,740		Watts Water Technologies Inc., Class A	3,022,205
25,022		Werner Enterprises, Inc.	936,323
19,659		Worthington Industries, Inc.	1,105,032
253,591		Zurn Elkay Water Solutions Corp.	12,808,881
		TOTAL	143,278,725
		Information Technology—19.4%
52,725		A10 Networks, Inc.	1,559,078
15,504		Advanced Energy Industries, Inc.	4,488,718
68,866	[1]	Alarm.com Holdings, Inc.	3,770,413
289,958	[1]	Arteris, Inc.	8,663,945
263,755	[1]	AvePoint, Inc.	3,436,728
11,683	[1]	Axcelis Technologies, Inc.	1,523,230
58,338	[1]	AXT, Inc.	3,525,365
46,985		Badger Meter, Inc.	6,312,435
Annual Financial Statements and Additional Information
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
32,558		Belden, Inc.	$ 4,038,820
78,910	[1]	Box, Inc.	2,489,610
382,602	[1,2]	C3.AI, Inc.	3,512,286
94,883	[1]	Calix, Inc.	3,406,300
347,608	[1]	Cerence, Inc.	2,961,620
209,929	[1]	Cipher Digital, Inc.	4,685,615
58,611		Clear Secure, Inc.	3,237,672
95,751	[1]	Core Scientific, Inc.	1,983,961
49,951	[1]	Digi International, Inc.	3,482,584
42,968	[1,2]	D-Wave Quantum, Inc.	776,861
134,132	[1]	Extreme Networks, Inc.	4,042,738
28,204	[1]	FormFactor, Inc.	2,995,265
185,682	[1]	Freshworks, Inc.	2,108,419
209,007	[1]	Grid Dynamics Holdings, Inc.	1,440,058
39,989	[1]	Hut 8 Corp.	4,304,016
40,928	[1]	Ichor Holdings Ltd.	3,080,651
515,494	[1,2]	indie Semiconductor, Inc.	1,665,046
12,426	[1]	Insight Enterprises, Inc.	1,602,084
100,666	[1]	Intapp, Inc.	3,290,772
6,366		InterDigital, Inc.	1,940,516
15,387	[1]	Itron, Inc.	1,533,468
13,059	[1]	JFrog Ltd.	1,041,978
59,203		Kulicke & Soffa Industries, Inc.	5,280,908
32,876	[1]	MaxLinear, Inc.	2,196,774
37,913		Napco Security Technologies, Inc.	1,405,814
331,718	[1]	Navitas Semiconductor Corp.	3,602,457
33,301	[1]	nLight, Inc.	2,291,109
226,307	[1,2]	Ondas Holdings, Inc.	1,695,039
182,840	[1]	Par Technology Corp.	3,099,138
36,654		Power Integrations, Inc.	2,225,264
70,082	[1]	Q2 Holdings, Inc.	4,265,891
10,641	[1]	Qualys, Inc.	1,540,285
10,361	[1]	Rambus, Inc.	943,162
107,590	[1,2]	Rigetti Computing, Inc.	1,608,470
28,788	[1]	Semtech Corp.	3,391,802
1,824	[1]	SiTime Corp.	976,205
577,555	[1]	Sprinklr, Inc.	3,673,250
167,118	[1]	SPS Commerce, Inc.	12,264,790
175,527	[1]	T1 Energy, Inc.	731,948
186,650	[1]	Tenable Holdings, Inc.	6,092,256
104,687	[1,2]	Terawulf, Inc.	1,848,772
321,754	[1]	Thryv Holdings, Inc.	1,303,104
48,886	[1]	Ultra Clean Holdings, Inc.	4,072,693
400,495	[1]	Unisys Corp.	1,149,421
47,963	[1]	Viavi Solutions, Inc.	1,772,233
35,201	[1]	Workiva, Inc.	2,105,020
		TOTAL	162,436,057
		Materials—3.9%
1,031,479		Ardagh Metal Packaging	4,878,896
98,880		Coeur Mining, Inc.	1,474,301
40,021		Commercial Metals Corp.	2,750,243
138,341	[1]	Compass Minerals International, Inc.	4,058,925
Annual Financial Statements and Additional Information
5

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
350,636	[1]	Constellium SE	$ 9,740,668
568,927		Hecla Mining Co.	8,033,249
9,527	[1]	Ingevity Corp.	696,519
19,874		Koppers Holdings, Inc.	974,223
		TOTAL	32,607,024
		Real Estate—2.2%
125,905		American Healthcare REIT, Inc.	7,000,318
244,184		Outfront Media, Inc.	7,782,144
89,968		RMR Group, Inc./The	1,712,991
84,060		Xenia Hotels & Resorts, Inc.	1,729,955
		TOTAL	18,225,408
		TOTAL COMMON STOCKS (IDENTIFIED COST $667,925,253)	817,636,640
		INVESTMENT COMPANY—6.2%
51,968,227		Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[3] (IDENTIFIED COST $51,968,227)	51,968,227
		TOTAL INVESTMENT IN SECURITIES—104.2% (IDENTIFIED COST $719,893,480)[4]	869,604,867
		OTHER ASSETS AND LIABILITIES - NET—(4.2)%[5]	(34,709,548)
		NET ASSETS—100%	$834,895,319
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2026, were as follows:
Affiliated	Value as of 7/31/2025	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 7/31/2026	Shares Held as of 7/31/2026	Dividend Income*
Consumer Staples:
MGP Ingredients, Inc.**	$4,939,668	$—	$(2,420,825)	$(193,195)	$(1,552,441)	$773,207	43,684	$69,265
Health Care:
EyePoint, Inc.	$2,833,345	$—	$(1,004,128)	$272,390	$614,745	$2,716,352	221,743	$—
LifeMD, Inc.	$931,299	$3,249,128	$—	$(1,391,358)	$—	$2,789,069	796,877	$—
Affiliated Issuers no longer in the portfolio at period end	$951,100	$—	$(387,864)	$332,811	$(896,047)	$—	$—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$9,655,412	$3,249,128	$(3,812,817)	$(979,352)	$(1,833,743)	$6,278,628	1,062,304	$69,265

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2026, the Fund no longer has ownership of at least 5% of the voting shares.
Annual Financial Statements and Additional Information
6

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2025	$25,166,383
Purchases at Cost	$598,350,676
Proceeds from Sales	$(571,548,832)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$51,968,227
Shares Held as of 7/31/2026	51,968,227
Dividend Income	$1,573,258

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $722,610,114.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$26.94	$25.19	$22.38	$20.80	$33.76
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.12)	(0.11)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	9.00	1.87	2.92	2.24	(4.34)
Total From Investment Operations	8.90	1.75	2.81	2.21	(4.38)
Less Distributions:
Distributions from net realized gain	(1.25)	—	—	(0.63)	(8.58)
Net Asset Value, End of Period	$34.59	$26.94	$25.19	$22.38	$20.80
Total Return[2]	33.68%	6.95%	12.56%	11.18%	(18.45)%
Ratios to Average Net Assets:
Net expenses[3]	1.14%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	(0.33)%	(0.47)%	(0.51)%	(0.16)%	(0.16)%
Expense waiver/reimbursement[4]	0.21%	0.27%	0.26%	0.24%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$104,012	$74,959	$80,198	$80,993	$88,900
Portfolio turnover[5]	92%	91%	90%	138%	140%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$20.98	$19.79	$17.73	$16.75	$28.99
Income From Investment Operations:
Net investment income (loss)[1]	(0.27)	(0.26)	(0.23)	(0.16)	(0.21)
Net realized and unrealized gain (loss)	6.95	1.45	2.29	1.77	(3.45)
Total From Investment Operations	6.68	1.19	2.06	1.61	(3.66)
Less Distributions:
Distributions from net realized gain	(1.25)	—	—	(0.63)	(8.58)
Net Asset Value, End of Period	$26.41	$20.98	$19.79	$17.73	$16.75
Total Return[2]	32.64%	6.01%	11.62%	10.27%	(19.14)%
Ratios to Average Net Assets:
Net expenses[3]	1.96%	1.99%	1.98%	1.96%	1.96%
Net investment income (loss)	(1.15)%	(1.32)%	(1.35)%	(0.99)%	(0.99)%
Expense waiver/reimbursement[4]	0.11%	0.14%	0.14%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,501	$9,787	$15,530	$18,262	$19,373
Portfolio turnover[5]	92%	91%	90%	138%	140%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$29.11	$27.15	$24.07	$22.27	$35.50
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.06)	(0.06)	0.02	0.02
Net realized and unrealized gain (loss)	9.75	2.02	3.15	2.42	(4.67)
Total From Investment Operations	9.73	1.96	3.09	2.44	(4.65)
Less Distributions:
Distributions from net investment income	—	—	(0.01)	(0.01)	—
Distributions from net realized gain	(1.25)	—	—	(0.63)	(8.58)
Total Distributions	(1.25)	—	(0.01)	(0.64)	(8.58)
Net Asset Value, End of Period	$37.59	$29.11	$27.15	$24.07	$22.27
Total Return[2]	34.03%	7.22%	12.85%	11.49%	(18.29)%
Ratios to Average Net Assets:
Net expenses[3]	0.89%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss)	(0.07)%	(0.22)%	(0.27)%	0.09%	0.08%
Expense waiver/reimbursement[4]	0.20%	0.24%	0.23%	0.20%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$397,297	$220,731	$218,620	$258,459	$304,721
Portfolio turnover[5]	92%	91%	90%	138%	140%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$29.13	$27.17	$24.09	$22.29	$35.51
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.06)	(0.06)	0.02	0.02
Net realized and unrealized gain (loss)	9.77	2.02	3.15	2.42	(4.66)
Total From Investment Operations	9.75	1.96	3.09	2.44	(4.64)
Less Distributions:
Distributions from net investment income	—	—	(0.01)	(0.01)	—
Distributions from net realized gain	(1.25)	—	—	(0.63)	(8.58)
Total Distributions	(1.25)	—	(0.01)	(0.64)	(8.58)
Net Asset Value, End of Period	$37.63	$29.13	$27.17	$24.09	$22.29
Total Return[2]	34.08%	7.21%	12.85%	11.49%	(18.24)%
Ratios to Average Net Assets:
Net expenses[3]	0.88%	0.87%	0.87%	0.87%	0.87%
Net investment income (loss)	(0.06)%	(0.21)%	(0.26)%	0.11%	0.10%
Expense waiver/reimbursement[4]	0.11%	0.14%	0.14%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$322,086	$185,904	$184,233	$182,071	$256,060
Portfolio turnover[5]	92%	91%	90%	138%	140%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investment in securities, at value including $33,992,016 of securities loaned and $57,473,648 of investments in affiliated holdings* (identified cost $719,893,480, including $57,438,968 of identified cost in affiliated holdings)	$869,604,867
Income receivable	106,973
Income receivable from affiliated holdings	58,635
Receivable for investments sold	1,237,054
Receivable for shares sold	1,025,982
Total Assets	872,033,511
Liabilities:
Payable for investments purchased	996,312
Payable for shares redeemed	393,119
Payable to bank	242,999
Payable for collateral due to broker for securities lending (Note 2)	35,163,177
Payable for investment adviser fee (Note 5)	15,940
Payable for administrative fee (Note 5)	1,779
Payable for Directors’/Trustees’ fees (Note 5)	796
Payable for distribution services fee (Note 5)	7,627
Payable for other service fees (Notes 2 and 5)	50,155
Accrued expenses (Note 5)	266,288
Total Liabilities	37,138,192
Net assets for 22,571,904 shares outstanding	$834,895,319
Net Assets Consist of:
Paid-in capital	$571,851,981
Total distributable earnings (loss)	263,043,338
Net Assets	$834,895,319
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($104,012,194 ÷ 3,006,704 shares outstanding), no par value, unlimited shares authorized	$34.59
Offering price per share (100/94.50 of $34.59)	$36.60
Redemption proceeds per share	$34.59
Class C Shares:
Net asset value per share ($11,500,621 ÷ 435,488 shares outstanding), no par value, unlimited shares authorized	$26.41
Offering price per share	$26.41
Redemption proceeds per share (99.00/100 of $26.41)	$26.15
Institutional Shares:
Net asset value per share ($397,296,727 ÷ 10,569,790 shares outstanding), no par value, unlimited shares authorized	$37.59
Offering price per share	$37.59
Redemption proceeds per share	$37.59
Class R6 Shares:
Net asset value per share ($322,085,777 ÷ 8,559,922 shares outstanding), no par value, unlimited shares authorized	$37.63
Offering price per share	$37.63
Redemption proceeds per share	$37.63

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Statement of Operations
Year Ended July 31, 2026

Investment Income:
Dividends (including $586,918 received from affiliated holdings* and net of foreign taxes withheld of $9,772)	$4,938,772
Net income on securities loaned (includes $1,055,605 earned from affiliated holdings related to cash collateral balances*) (Note 2)	342,032
TOTAL INCOME	5,280,804
Expenses:
Investment adviser fee (Note 5)	5,158,643
Administrative fee (Note 5)	502,382
Custodian fees	46,894
Transfer agent fees (Note 2)	635,080
Directors’/Trustees’ fees (Note 5)	4,251
Auditing fees	33,996
Legal fees	11,287
Portfolio accounting fees	143,805
Distribution services fee (Note 5)	81,828
Other service fees (Notes 2 and 5)	246,282
Share registration costs	142,961
Printing and postage	72,349
Miscellaneous (Note 5)	31,523
TOTAL EXPENSES	7,111,281
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(685,644)
Reimbursement of other operating expenses (Notes 2 and 5)	(364,177)
TOTAL WAIVER AND REIMBURSEMENTS	(1,049,821)
Net expenses	6,061,460
Net investment income (loss)	(780,656)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(1,833,743) on sales of investments in affiliated holdings*)	133,896,996
Net realized gain on foreign currency transactions	75,103
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(979,352) on investments in affiliated holdings*)	47,675,076
Net realized and unrealized gain (loss) on investments and foreign currency transactions	181,647,175
Change in net assets resulting from operations	$180,866,519

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Changes in Net Assets

Year Ended July 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(780,656)	$(1,364,762)
Net realized gain (loss)	133,972,099	37,668,862
Net change in unrealized appreciation/depreciation	47,675,076	(4,454,389)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	180,866,519	31,849,711
Distributions to Shareholders:
Class A Shares	(3,414,521)	—
Class C Shares	(563,523)	—
Institutional Shares	(10,431,456)	—
Class R6 Shares	(8,267,689)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,677,189)	—
Share Transactions:
Proceeds from sale of shares	360,345,371	114,343,453
Net asset value of shares issued to shareholders in payment of distributions declared	19,959,594	—
Cost of shares redeemed	(194,979,324)	(153,394,741)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	185,325,641	(39,051,288)
Change in net assets	343,514,971	(7,201,577)
Net Assets:
Beginning of period	491,380,348	498,581,925
End of period	$834,895,319	$491,380,348
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Notes to Financial Statements
July 31, 2026
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
15

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,049,821 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$141,037	$(96,657)
Class C Shares	12,256	—
Institutional Shares	398,283	(267,520)
Class R6 Shares	83,504	—
TOTAL	$635,080	$(364,177)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Financial Statements and Additional Information
16

For the year ended July 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$219,104
Class C Shares	27,178
TOTAL	$246,282
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the fair value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the fair value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the fair value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the fair value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$33,992,016	$35,163,177
Annual Financial Statements and Additional Information
17

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	612,843	$18,952,021	238,594	$6,062,083
Shares issued to shareholders in payment of distributions declared	95,818	2,900,399	—	—
Shares redeemed	(484,438)	(15,002,072)	(640,003)	(16,240,817)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	224,223	$6,850,348	(401,409)	$(10,178,734)
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	66,317	$1,584,094	54,843	$1,097,482
Shares issued to shareholders in payment of distributions declared	24,255	563,448	—	—
Shares redeemed	(121,496)	(2,914,075)	(373,265)	(7,301,670)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(30,924)	$(766,533)	(318,422)	$(6,204,188)
	Year Ended 7/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,188,149	$212,246,199	1,957,582	$52,342,763
Shares issued to shareholders in payment of distributions declared	298,556	9,804,591	—	—
Shares redeemed	(3,499,834)	(117,717,811)	(2,427,106)	(64,825,583)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,986,871	$104,332,979	(469,524)	$(12,482,820)
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,736,522	$127,563,057	2,042,285	$54,841,125
Shares issued to shareholders in payment of distributions declared	203,564	6,691,156	—	—
Shares redeemed	(1,761,063)	(59,345,366)	(2,442,136)	(65,026,671)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,179,023	$74,908,847	(399,851)	$(10,185,546)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,359,193	$185,325,641	(1,589,206)	$(39,051,288)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income[1]	$1,636,423	$—
Long-term capital gains	$21,040,766	$—
TOTAL	$22,677,189	$—

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Financial Statements and Additional Information
18

As of July 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$6,508,781
Net unrealized appreciation	$146,994,753
Undistributed long-term capital gains	$109,539,804
TOTAL	$263,043,338

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At July 31, 2026, the cost of investments for federal tax purposes was $722,610,114. The net unrealized appreciation of investments for federal tax purposes was $146,994,753. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $182,123,166 and unrealized depreciation from investments for those securities having an excess of cost over value of $35,128,413. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2026, the Adviser voluntarily waived $654,884 of its fee and voluntarily reimbursed $364,177 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2026, the Adviser reimbursed $30,760.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$81,828
For the year ended July 31, 2026, FSC retained $8,526 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Financial Statements and Additional Information
19

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2026, FSC retained $3,620 in sales charges from the sale of Class A Shares. For the year ended July 31, 2026, FSC retained $168 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2026, FSSC received $16,370 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 2.02%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2025, the Fee Limit for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 1.13%, 2.01%, 0.88% and 0.87%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2026, were as follows:
Purchases	$735,446,143
Sales	$581,177,815
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2026, the Fund had no outstanding loans. During the year ended July 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2026, there were no outstanding loans. During the year ended July 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the
Annual Financial Statements and Additional Information
20

investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2026, 54.2% of total ordinary income distributions (including short-term capital gains) made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions (including short-term capital gains) made by the Fund during the year ended July 31, 2026, 54.3% qualify for the dividend received deduction available to corporate shareholders.
For the year ended July 31, 2026, 3.6% of total ordinary income distributions (including short-term capital gains) qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
For the year ended July 31, 2026, the amount of long-term capital gains designated by the Fund was $21,040,766.
Annual Financial Statements and Additional Information
21

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT SMALL CAP GROWTH FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Small Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series) at July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2026
Annual Financial Statements and Additional Information
22

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes MDT Small Cap Growth Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees ”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
23

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
24

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Financial Statements and Additional Information
25

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information
26

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Small Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
37313 (9/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT All Cap Core Fund: Not Applicable.

Federated Hermes MDT Balanced Fund: Not Applicable.

Federated Hermes MDT Large Cap Growth Fund: Not Applicable.

Federated Hermes MDT Small Cap Core Fund: Not Applicable.

Federated Hermes MDT Small Cap Growth Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT All Cap Core Fund: Not Applicable.

Federated Hermes MDT Balanced Fund: Not Applicable.

Federated Hermes MDT Large Cap Growth Fund: Not Applicable.

Federated Hermes MDT Small Cap Core Fund: Not Applicable.

Federated Hermes MDT Small Cap Growth Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT All Cap Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Balanced Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT All Cap Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Balanced Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes MDT Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  September 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2026